Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	CaesarStone Sdot-Yam Ltd.
Entity Central Index Key	0001504379
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 29,033	$ 11,950
Short-term bank deposits	43,700
Trade receivables (net of allowance for doubtful accounts of $739 and $1,127 at December 31, 2011 and 2012, respectively)	44,066	36,798
Other accounts receivable and prepaid expenses	16,238	13,474
Inventories	50,550	48,085
Total current assets	183,587	110,307
Long-term investments and prepaid expenses:
Severance pay fund	3,424	2,942
Long-term deposits and prepaid expenses	1,198	343
Total long-term investments and prepaid expenses	4,622	3,285
Property, plant and equipment, net	72,987	69,657
OTHER ASSETS	16,898	20,626
GOODWILL	42,955	42,442
Total assets	321,049	246,317
Current liabilities:
Short-term bank credit	5,248	3,866
Current maturities of long-term loans	5,500	12,541
Trade payables	36,925	30,838
Account payables to related parties	2,888	5,437
Accrued expenses and other liabilities	15,314	29,033
Total current liabilities	65,875	81,715
Long-term liabilities:
Long-term loans		5,405
Long-term loan and a financing leaseback from related party	12,188	1,820
Capital leases	2	71
Accrued severance pay	3,987	3,584
Long-term warranty provision	1,599	1,439
Deferred tax liabilities, net	6,375	8,248
Share-based payment in subsidiary		1,379
Total long-term liabilities	24,151	21,946
Redeemable non-controlling interest	7,106	6,205
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value-126,158,750 and 200,000,000 shares authorized at December 31, 2011 and 2012, respectively; 19,565,000 and 34,365,250 shares issued and outstanding at December 31, 2011 and 2012, respectively;	360	192
Cumulative preferred shares of NIS 0.04 par value-7,141,250 shares authorized issued and outstanding at December 31, 2011; none authorized issued and outstanding at December 31, 2012		86
Additional paid-in capital	135,437	55,338
Accumulated other comprehensive loss	8,517	6,306
Foreign currency translation adjustments-company		7,376
Retained earnings	79,603	67,153
Total equity	223,917	136,451
Total liabilities and equity	$ 321,049	$ 246,317

CONSOLIDATED BALANCE SHEETS (Parenthetical)(USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,127	$ 739
Ordinary shares, shares authorized	200,000,000	126,158,750
Ordinary shares, shares issued	34,365,250	19,565,000
Ordinary shares, shares outstanding	34,365,250	19,565,000
Cumulative preferred shares, shares authorized	0	7,141,250
Cumulative preferred shares, shares issued	0	7,141,250
Cumulative preferred shares, shares outstanding	0	7,141,250

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 296,564	$ 259,671	$ 198,791
Cost of revenues	169,169	155,377	120,503
Gross profit	127,395	104,294	78,288
Operating expenses:
Research and development (net of grants and participations for the amount of $167, $211 and $310 for the years ended December 31, 2010, 2011 and 2012, respectively)	2,100	2,487	2,273
Marketing and selling	46,911	34,043	16,048
General and administrative	28,423	30,018	20,896
Total operating expenses	77,434	66,548	39,217
Operating income	49,961	37,746	39,071
Finance expenses, net	2,773	4,775	2,370
Income before taxes on income	47,188	32,971	36,701
Taxes on income	6,821	3,600	7,399
Income after taxes on income	40,367	29,371	29,302
Equity in loss of affiliate, net		67	296
Net income	40,367	29,304	29,006
Net income attributable to non-controlling interest	735	252	348
Net income attributable to controlling interest	39,632	29,052	28,658
Dividends attributable to preferred shareholders		8,376	8,312
Net income attributable to the Company's ordinary shareholders	$ 39,632	$ 20,676	$ 20,346
Basic net income per share of ordinary shares	$ 1.21	$ 1.06	$ 1.04
Diluted net income per share of ordinary shares	$ 1.21	$ 1.06	$ 1.04
Weighted average number of ordinary shares used in computing basic income per share	32,641,701	19,565,000	19,565,000
Weighted average number of ordinary shares used in computing diluted income per share	32,699,748	19,565,000	19,565,000

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Research and development, grants and participations	$ 310	$ 211	$ 167

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 40,367	$ 29,304	$ 29,006
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	2,779	13,070	(3,778)
Income tax benefit (expense) related to components of other comprehensive income	(402)	(1,427)	762
Total other comprehensive income (loss), net of tax	2,377	11,643	(3,016)
Comprehensive income	42,744	40,947	25,990
Less: comprehensive income attributable to non-controlling interests	(901)	(85)	(331)
Comprehensive income attributable to controlling interest	$ 41,843	$ 40,862	$ 25,659

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Foreign Currency Translation- Company [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]
Balance at Dec. 31, 2009	$ 94,419	$ 192	$ 86	$ 55,338	$ 30,340	$ 10,968	$ (2,505)
Balance, shares at Dec. 31, 2009		19,565,000
Dividend	(17,282)				(17,282)
Other comprehensive income (loss)	(2,999)						(2,999)
Net income	28,658				28,658
Foreign currency translation-company	12,495					12,495
Balance at Dec. 31, 2010	115,291	192	86	55,338	41,716	23,463	(5,504)
Balance, shares at Dec. 31, 2010		19,565,000
Dividend	(3,615)				(3,615)
Other comprehensive income (loss)	11,810						11,810
Net income	29,052				29,052
Foreign currency translation-company	(16,087)					(16,087)
Balance at Dec. 31, 2011	136,451	192	86	55,338	67,153	7,376	6,306
Balance, shares at Dec. 31, 2011		19,565,000
Dividend	(27,182)				(27,182)
Other comprehensive income (loss)	2,211						2,211
Net income	39,632				39,632
Issuance of ordinary shares, net of issuance expenses of $8,825	76,521	82		76,439
Issuance of ordinary shares, net of issuance expenses of $8,825, shares		7,659,000
Conversion of preferred shares to ordinary shares		86	(86)
Conversion of preferred shares to ordinary shares, shares		7,141,250
Equity-based compensation expense related to employees	3,660			3,660
Foreign currency translation-company	(7,376)					(7,376)
Balance at Dec. 31, 2012	$ 223,917	$ 360		$ 135,437	$ 79,603		$ 8,517
Balance, shares at Dec. 31, 2012		34,365,250

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENTS OF EQUITY [Abstract]
Issuance of ordinary shares, issuance expenses	$ 8,825

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Quartz Products, Inc. [Member]	Dec. 31, 2011 White-Wood Distributors Ltd. [Member]	Dec. 31, 2011 Prema Asia Marketing PTE Ltd. [Member]	Dec. 31, 2010 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]	Dec. 31, 2008 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]
Cash flows from operating activities:
Net income	$ 40,367	$ 29,304	$ 29,006
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,368	14,615	10,034
Share-based compensation expense	3,660
Decrease in share-based payment in subsidiary	(1,383)
Accrued severance pay, net	(61)	(33)	(99)
Changes in deferred tax, net	(1,927)	(3,858)	1,428
Equity in loss of affiliate, net		67	296
Capital losses (gains)	(79)	(84)	190
Foreign currency translation gains	417	1,433	320
Impairment of long-term loan to others		1,127
Increase in trade receivables including receivable from related party	(8,561)	(10,460)	(1,506)
Decrease (increase) in other accounts receivable and prepaid expenses	(3,291)	(2,376)	571
Decrease (increase) in inventories	(3,816)	4,090	(4,803)
Increase (decrease) in trade payables	5,201	(942)	(5,281)
Increase (decrease) in warranty provision	297	(126)	(124)
Increase (decrease) in accrued expenses and other liabilities including related parties	(9,922)	(4,533)	16,617
Net cash provided by operating activities	35,270	28,224	46,649
Cash flows from investing activities:
Investment in short-term deposits	(43,700)
Acquisition of the business of Tessera Stones & Tiles Pty			(705)	(16,213)	(1,954)	(576)
Acquisition of U.S. Quartz Products, Inc.		(16,213)
Acquisition of the business of White-Wood Distributors Ltd.		(1,954)
Acquisition of the business of Prema Asia Marketing PTE Ltd.	(150)	(576)
Purchase of property, plant and equipment	(13,481)	(8,785)	(5,486)
Decrease (increase) in long-term deposits and prepayments	(849)	(16)	24
Repayment of loan by related party and other		177	247
Net cash used in investing activities	(58,180)	(27,367)	(5,920)
Cash flows from financing activities:
Dividend paid	(27,182)	(6,948)	(13,972)
Receipt from issuance of ordinary shares, net	76,768
Repayment of long-term loans	(12,670)	(19,819)	(15,037)
Short-term bank credit and loans, net	1,275	(7,402)	8,040
Repayment of contingent consideration related to U.S. Quartz Products, Inc. acquisition	(6,242)						(705)
Contribution to equity by non-controlling interest		458
Receipt of a financing leaseback related to Bar-Lev transaction	10,893
Receipt of long-term loan from related party		1,878
Repayment of a financing leaseback related to Bar-Lev transaction	(362)
Net cash provided by (used in) financing activities	42,480	(31,833)	(20,969)
Effect of exchange rate differences on cash and cash equivalents	(2,487)	(811)	3,450
Increase (decrease) in cash and cash equivalents	17,083	(31,787)	23,210
Cash and cash equivalents at beginning of year	11,950	43,737	20,527
Cash and cash equivalents at end of year	29,033	11,950	43,737
Cash received (paid) during the year for:
Interest paid	(1,947)	(1,734)	(1,459)
Interest received	376	286	318
Tax paid	(7,895)	(5,393)	(2,345)
Tax received			2,578
Consideration:
Cash				20,000	1,954	576		37,285
Additional contingent cash payments	6,242						705
Fair value of future consideration				6,210	151	252
Fair value of the company's equity interest held before the business combination				6,807
Total consideration				33,017	2,105	828
Identifiable assets acquired and liabilities assumed:
Cash acquired				3,787
Working capital (excluding cash and cash equivalents)				2,944
Inventory					544	50
Property and equipment/Fixed assets				1,794		26
Goodwill and intangible assets				36,157	1,561	752
Long-term liabilities				(11,665)
Net assets acquired				33,017	2,105	828
Net cash paid for acquisition			705	16,213	1,954	576
Declared dividend			3,310
Purchase of fixed assets with credit from suppliers	2,141	3,633	3,017
Acquisition of intangible assets in Canada (for redeemable non-controlling rights in Caesarstone Canada Inc.)			4,906
Acquisition of goodwill in Canada (for redeemable non-controlling rights in Caesarstone Canada Inc.)			$ 425

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	General:

Caesarstone Sdot-Yam Ltd., incorporated under the laws of the State of Israel, was founded in 1987. The company and its subsidiaries (collectively, the "Company" or "Caesarstone") manufacture high quality engineered quartz surfaces sold under the Company's premium Caesarstone brand. The Company's products consist of engineered quartz slabs that are currently sold in 48 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling end markets. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

As of December 2012, the Company has subsidiaries in Australia, Singapore, Canada and the United States (see Note 1(b)-1(e)) which are engaged in the marketing and selling of the Company's products in different geographic areas.

b.	Acquisition of shares of U.S. Quartz Products, Inc.:

Acquisition of 25% equity interest

On January 29, 2007, Caesarstone and U.S. Quartz Products, Inc. ("U.S. Quartz"), the Company's exclusive distributor in the United States, signed a Share Purchase Agreement pursuant to which Caesarstone purchased shares of U.S. Quartz for an aggregate purchase price of $9,900. The shares purchased by the Company represented a 25% equity interest in U.S. Quartz.

The Company accounted for the equity investment in accordance with ASC 323 (originally issued as APB 18) "Investments-equity method and joint ventures".

Acquisition of 75% equity interest

On May 18, 2011, the Company completed the acquisition of 75% of the shares of U.S. Quartz, representing all of the remaining shares of that entity, which was subsequently renamed Caesarstone USA, Inc. ("Caesarstone USA"). The acquisition enabled the Company to obtain a higher degree of control over the Company's sales in the United States. The total consideration for the acquisition was up to $26,500. Pursuant to the agreement between the parties, $20,000 was paid by the Company at the closing. An additional $6,500, which was conditioned on the closing of the Company's initial public offering ("IPO"), was paid during 2012 by the Company. In addition, U.S. Quartz repaid shareholders loans to its former shareholders in the amount of $5,541.

As a result of the acquisition, the Company remeasured the fair value of its previously-held equity investment in U.S. Quartz (with a carrying amount of $5,481) as of the acquisition date based on a report prepared by an independent third-party valuation firm that the Company engaged, with such amount totaling $6,807. Such remeasurement, including the reclassification of $1,352 previously recorded in other comprehensive income (foreign currency translation adjustments), resulted in an insignificant loss in the amount of $26 that was recorded in 2011 within equity in losses of affiliate, net. The fair value was measured by the third-party appraiser using the "income approach" based on the discounted cash flow method.

The following table summarizes the estimated fair value of the assets acquired at the acquisition date:

	Fair value	Expected useful life (years)

Current assets	$22,452
Deferred taxes	2,604
Property and equipment	1,794
Long-term liabilities	185
Intangible assets:
Distribution relationships(1)	739	7.6
Customer relationships(2)	2,352	7.6
Distribution agreement(3)	14,376	7.6
Backlog-customer relationships(4)	146	0.08
Backlog-distribution relationships(5)	84	0.08
Goodwill(6)	18,460	indefinite

Total assets acquired	63,192

Current liabilities	18,510
Long-term liabilities	6,291
Deferred taxes	5,374

Total liabilities assumed	30,175

Net assets acquired	33,017

Total purchase price	$33,017

(1)	Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(3)	Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.

(4)	Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(5)	Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(6)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.

The amounts of revenues and earnings of U.S. Quartz in the Company's consolidated income statement from the acquisition date to the period ended December 31, 2011 are as follows:

Period ended December 31,
2011

Revenues	$46,843

Net income	$(511)

Unaudited pro forma consolidated revenues and earnings:

The following table sets forth the unaudited consolidated pro forma revenues and earnings for the periods ended December 31, 2010 and 2011, assuming that the acquisition of the remaining 75% equity interest in U.S. Quartz occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

	December 31,	December 31,
	2010	2011
	Unaudited

Revenues	$233,206	$271,874

Net income	$23,489	$25,222

Basic and diluted net earnings per share	$0.85	$0.91

c.	Caesarstone Australia Pty Limited:

In March 2008, the Company's subsidiary, Caesarstone Australia Pty Limited ("Caesarstone Australia"), acquired the businesses of Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited (collectively, "Tessera"), which were the exclusive distributors of the Company's products in Australia prior to the acquisition, in order to gain a higher degree of control over the Company's sales within Australia.

The total consideration was $37,285. In addition, it was agreed that Caesarstone Australia would pay contingent consideration equal to 2% of sales generated from the businesses acquired during the period from April 1, 2008 to June 30, 2010. During 2010, the Company paid an additional amount of $705, which was recorded as goodwill.

d.	Incorporation of Caesarstone Southeast Asia Ltd.:

Caesarstone Southeast Asia Ltd. ("Caesarstone Southeast Asia" or "CSSEA") was incorporated under the laws of Singapore in Singapore in 2009 as a subsidiary of the Company. Caesarstone Singapore imports products from the Company and markets the Company's products in Southeast Asia.

Acquisition of the business of Prema Asia Marketing PTE Ltd. ("Prema"):

The Company entered into an agreement on October 1, 2011 pursuant to which it acquired the operations for the distribution of Caesarstone's products in Singapore from the Company's former distributor in Singapore. Under the terms of the agreement, the Company paid approximately $500 upon closing and is obligated to make an additional payment following the year ended December 31, 2011, of approximately $250, calculated based on a formula that includes the number of slabs sold in Singapore during 2011. In addition, the Company acquired inventory and fixed assets from the former distributor in Singapore for $76. In addition, the Company will pay following the year ended December 31, 2012, an amount of up to $250 to be calculated based on a formula that includes the number of slabs sold in Singapore during 2012 (subject to the former distributor's owner remaining CSSEA's manager until October 1, 2014). The total consideration was approximately $800 (approximately $700 was paid through December 31, 2012).

The following table summarizes the fair value of the assets acquired on October 1, 2011 (the acquisition date):

	Fair value	Expected useful life (years)

Inventory	$50
Fixed assets	26
Customer relationships (1)	133	5.0
Distribution agreement (2)	254	2.0
Non-competition agreement (3)	62	3.0
Goodwill	303	indefinite

Total assets acquired	828

Total liabilities assumed	-

Net assets acquired	828

Total purchase price	$828

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.

(3)	The fair value of the non-competition agreement was measured using the incremental cash flow approach.

The Company did not disclose pro forma revenues and earnings in accordance with ASC 805-10-50 or revenue and earnings from the acquisition date through December 31, 2011 as they are immaterial.

e.	Purchase of Canadian Quartz Holdings Inc. ("CIOT") business related to distribution of the Company's products in Eastern Canada, purchase of White-Wood Distributors Ltd.'s business related to distribution of the Company's products in Western Canada and incorporation of Caesarstone Canada:

Caesarstone Canada Inc., ("Caesarstone Canada") was incorporated under the federal laws of Canada in 2010. In October 2010, Caesarstone Canada began to distribute its products in Eastern Canada and in May 2011, in Western Canada. Under the Contribution Agreement between the Company and CIOT, CIOT transferred to Caesarstone Canada certain of its assets relating to the distribution of the Company's products, such as customers, suppliers and employees.

In consideration for the contribution, CIOT was granted a 45% ownership interest in Caesarstone Canada and entered into a Shareholders' Agreement with the Company and Caesarstone Canada. In addition, CIOT was granted a put option to sell its 45% ownership interest in Caesarstone Canada to the Company based on a prescribed formula (including a minimum payment amount) at any time after July 1, 2012 and ending June 30, 2023. The Company was also granted a call option to buy such holdings over the same period based on a different prescribed formula.

As the abovementioned assets contributed by CIOT constitute a business, the Company accounted for the acquisition in accordance with ASC 805, Business Combinations. Since the consideration transferred consisted of granting CIOT redeemable non-controlling rights in Caesarstone Canada (due to the put option written over such rights, as mentioned above), the Company measured all of the assets contributed by CIOT at their fair value against the redeemable non-controlling interests line item in the consolidated balance sheet in accordance with the requirements of ASC 810 Consolidation and ASC 480-10-S99-3A, Distinguishing Liabilities from Equity.

The following table summarizes the estimated fair values of the assets acquired at the acquisition date:

	Fair value	Expected useful life (years)

Non-competition agreement(1)	$917	2.21
Customer relationships(2)	3,989	5.21
Goodwill(3)	425	indefinite

Net assets acquired	$5,331

(1)	Non-competition agreement-the non-competition agreement asset fair value was estimated using an incremental cash flow analysis, which is a form of the income approach. The non-competition agreement is being amortized using the straight-line method over its useful life, which is estimated at 2.21 years.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The customer relationships is being amortized using a method that will reflect the consummation of such asset (i.e., a form of accelerated depreciation), over an estimated 5.21 years.

(3)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and is being tested for impairment at least annually.

The amounts of revenues and earnings of Caesarstone Canada in the Company's consolidated income statement from the acquisition date to the period ended December 31, 2010 are as follows:

Year ended December 31,
2010

Revenues	$4,282
Net income	$773

Unaudited pro forma condensed results of operations:

The following table sets forth the unaudited pro forma condensed results of operations for the year ended December 31, 2010 assuming that the acquisition of Caesarstone Canada occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

December 31,
2010
Unaudited

Revenues	$208,703
Net income	$30,739
Basic and diluted net earnings per share	$1.12

The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2010	2011	2012

Beginning of the year	$-	$5,662	$6,205
Redeemable non-controlling interest	5,331	-	-
Net income attributable to non-controlling interest	348	252	735
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.	-	458	-
Foreign currency translation adjustments	(17)	(167)	166

Redeemable non-controlling interest - end of the year	$5,662	$6,205	$7,106

Pursuant to the Sale and Purchase Agreement, entered into in January 2011 with the Company's former distributor in Western Canada, since May 1, 2011, Caesarstone Canada has been the exclusive distributor of the Company's products throughout Canada. Pursuant to this agreement, Caesarstone Canada purchased certain intangible assets and goodwill from the former distributor, and its marketable inventory of Caesarstone products as of April 30, 2011 for total consideration of approximately 2 million Canadian dollars.

The following table summarizes the fair value of the assets acquired on May 1, 2011 (the acquisition date):

	Fair value	Expected useful life (years)

Inventory	$544
Customer relationships(1)	807	4.7
Goodwill(2)	754	indefinite

Total assets acquired	2,105

Total liabilities assumed	-

Net assets acquired	2,105

Total purchase price	2,105

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and will be tested for impairment at least annually.

The results of White-Wood Distributors Ltd.'s business were consolidated in the Company's financial statements commencing on the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2011 were immaterial to the consolidated financial information of the Company. The Company did not disclose pro forma revenues and earnings in accordance with ASC 805-10-50 as they are immaterial.

f.	Major suppliers:

In 2012, one supplier in Turkey, Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman"), supplied approximately 55% of the Company's quartzite on a purchase order basis. If Mikroman ceases supplying the Company with quartzite or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.

The Company also depends on Breton S.p.A for its production line equipment.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.	Financial statements in U.S. dollars:

The Company's revenues are generated in U.S. dollars, New Israeli Shekels (NIS), Australian dollars, Canadian dollars and Euros. In addition, most of the Company's costs are incurred in U.S. dollars, NIS, Australian dollars, Canadian dollars, Euros and Singapore dollars.

Effective July 1, 2012, the Company changed its functional currency to the U.S. dollar from the NIS. With the recent acquisition of the remaining shares of Caesarstone USA (see note 1b) and the initial public offering of the Company's shares and listing in the United States, which has given the Company more access to the U.S. market, and therefore contributed to an increase in cash flows of U.S. dollars, the Company's management believes that its primary economic environment has changed from Israel to the United States. This has resulted in significant changes in economic facts and circumstances that indicate that the functional currency has changed from the NIS to the U.S. dollar. The Company accounted for the change in functional currency prospectively as it is the result of a change in facts.

As of July 1, 2012, all the Company's assets and liabilities were translated using the current rate method, using the U.S. dollar exchange rate as of June 30, 2012, and equity was translated using the historical exchange rate at the relevant transaction date. Since the Company's reporting currency has not changed (it was the U.S. dollar also prior to June 30, 2012, in accordance with the U.S. Securities and Exchange Commission's Regulation S-X, Rule 3-20), the Company previously translated its financial statements (from the former functional currency NIS to the reporting currency U.S. dollars) using the same current rate method, therefore, no translation differences have resulted from the change in functional currency.

The functional currency of each of the Company's foreign subsidiaries is the local currency in which it operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items, which are not related to subsidiaries translation, are reflected in the statement of operations as finance income or expenses, as appropriate.

After the measurement process is complete, the financial statements are translated into the parent functional currency (U.S. dollar) using the current rate method. Translation adjustments relating to conversion to functional currencies within group entities are reported as a component of shareholders' equity. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. Intercompany transactions and balances, including profit from intercompany sales not yet realized outside of the Company, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.	Short-term bank deposits

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates their fair value.

f.	Derivatives:

Derivatives not designated as hedging accounting instruments consist primarily of forward and options contracts that the Company uses to limit its exposure to foreign currencies. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, the Company recognizes immediately changes in the fair values in its consolidated statement of income in finance expenses, net. The notional principal amount of foreign exchange contracts was $86,600 and $90,535 as of December 31, 2011 and 2012, respectively.

	Balance sheet	December 31,
	location	2011	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$-	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$(3,163)	$-

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "weighted average" method.

Work-in-progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect costs, representing allocable operating overhead expenses and manufacturing costs.

The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2011	2012

Inventory provision, beginning of year	$3,103	$4,869
Increase in inventory provision	211	939
Increase in inventory provision in connection with Microgil's dispute(*)	1,789	-
Write off	(205)	(152)
Foreign currency translation adjustments	(29)	151

Inventory provision, end of year	$4,869	$5,807

(*)	For further information see Note 12(a)(4).

h.	Property, plant and equipment:

1.	Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

2.	Materials, payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use are capitalized as part of the cost of property, plant and equipment.

3.	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Leasehold improvements are depreciated by the straight-line method over the shorter of the lease or the estimated useful life of the improvements.

The Company has accounted for its assets that are under a capital lease arrangement in accordance with Accounting Standard Codification 840 "Leases" ("ASC 840"). Accordingly, assets under a capital lease are stated as assets of the Company on the basis of ordinary purchase prices (without the financing component), and depreciated according to the shorter of the lease term and the usual depreciation rates applicable to such assets.

Lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

i.	Impairment of long-lived assets:

The Company's long-lived assets, tangible and intangible assets (other than goodwill), are reviewed for impairment in accordance with Accounting Standard Codification 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented.

j.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under Accounting Standard Codification 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. Each of the Company's subsidiaries could be considered to be reporting units, however the Company concluded that all of the Company's components should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing its fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of reporting unit. No impairment of goodwill was identified during any period presented.

k.	Warranty:

The Company generally provides a standard warranty of between three and 10 years for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2011 and 2012:

	December 31,
	2011	2012

Warranty provision, beginning of year	$1,676	$1,978
Charged to costs and expenses relating to new sales	1,052	1,126
Acquisition of the business of U.S. Quartz	508	-
Costs of product warranty claims	(1,109)	(937)
Foreign currency translation adjustments	(149)	56

Warranty provision, end of year	$1,978	$2,223

l.	Revenue recognition:

The Company derives its revenues from sales of quartz surfaces mostly through a combination of direct sales in certain markets and indirectly through a network of distributors in other markets.

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" and SAB 104 when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is probable and no further obligations exist. In general, the Company does not grant right of returns, except to customers in Australia, for a limited period. The Company does not maintain a provision for product returns, as historical returns are immaterial and the Company does not anticipate any material returns in the future.

All of the Company's products sold through agreements with exclusive distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

m.	Research and development costs:

Research and development costs, net of grants received, are charged to the statement of income as incurred.

n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" (formerly: SFAS 109, "Accounting for Income Taxes"). This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting purposes, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for its uncertain tax positions in accordance with ASC 740 (formerly: FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109"). ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its tax expenses.

o.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were $5,950, $13,490 and $14,931, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The Company's cash and cash equivalents are invested primarily in U.S. dollars, Australian dollars and Euros, mainly with major banks in Israel.

The Company's trade receivables are derived from sales to customers located mainly in Australia, the United States, Israel, Canada and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The following table provides details of the change in the Company's provision for doubtful debts:

	December 31,
	2011	2012

Balance at the beginning of the year	$331	$739
Charges to expenses	468	601
Write off	(51)	(227)
Foreign currency translation adjustments	(9)	14

Balance at end of the year	$739	$1,127

The Company from time to time enters into forward and option contracts (collectively, "derivative instruments") intended to protect against changes in foreign currencies. The derivative instruments were not qualified for hedge accounting under Accounting Standard Codification 815, "Derivatives and Hedging". All derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statements of income and included in finance expenses, net. All derivatives have major banks in Israel as counterparties.

q.	Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Some agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963, that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with the section 14 provision with certain employees, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense, net, for the years ended December 31, 2010, 2011 and 2012 amounted to $(95), $(75) and $(67), respectively.

r.	Fair value of financial instruments:

The Company adopted the provisions of ASC 820, "Fair Value Measurements and Disclosures" effective January 1, 2008. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2011 and 2012:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(3,163)	$-	$(3,163)

Total	$-	$(3,163)	$-	$(3,163)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loans approximates their fair value as well.

s.	Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 728,692 for the year ended December 31, 2012.

t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income" (formerly: SFAS No. 130, "Reporting Comprehensive Income"). This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to foreign currency translation adjustments.

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The Company elected the second option. The adoption of this new guidance resulted only in changes in the Company's financial statements presentation.

u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method.

The exercise price of each option is generally the fair market value on the date of the grant. Options generally become exercisable over a three to four-year period, subject to the continued employment of the employee. All options expire 7 years from the date of grant.

In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the followingweighted average assumptions:

2012
Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

The Company used volatility data of comparable companies with similar characteristics to the Company for calculating volatility in accordance with ASC 718. The computation of historical volatility was derived from the comparable companies' historical volatility for similar contractual terms.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options). The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The dividend yield is zero, due to a dividend adjustment mechanism with respect to the exercise price upon payment of a dividend.

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2011	2012

Prepaid expenses	$2,607	$1,556
Government authorities	2,827	3,148
Deferred tax assets	6,814	7,918
Advances to suppliers	531	1,379
Derivatives	-	728
Other	695	1,509

	$13,474	$16,238

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2011	2012

Raw materials	$12,135	$11,626
Work-in-progress	540	785
Finished goods	35,410	38,139

	$48,085	$50,550

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
Note 5:-	Property, plant and equipment, net

	December 31,
	2011	2012
Cost:
Machinery and manufacturing equipment, net(1)	$90,005	$97,252
Office equipment and furniture	4,705	6,521
Motor vehicles	1,495	1,316
Buildings and leasehold improvements	29,879	33,132
Prepaid expenses related to operating lease(2)	964	939

	127,048	139,160

Accumulated depreciation	57,391	66,173

Depreciated cost	$69,657	$72,987

(1)	Presented net of investment grant received in the amount of $7,200.
(2)	The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, in consideration for approximately $830 (approximately NIS 3,700) paid at the beginning of the contract's term, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term),(See note 16(e)).

Depreciation expense totaled $9,500, $11,188 and $10,544 for the years ended December 31, 2010, 2011 and 2012, respectively.

For a discussion of the pledges made by the Company, see Note 12(d).

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 6:-	OTHER ASSETS

Other intangible assets, net:

	December 31,
	2011	2012
Original amounts:

Non-compete agreement	$1,974	$2,019
Distribution relationships	1,926	1,952
Customer relationships	7,139	7,258
Distribution agreement	14,623	14,616
Backlog	230	230

	25,892	26,075
Accumulated amortization:

Non-compete agreement	(1,509)	(1,972)
Distribution relationships	(1,174)	(1,357)
Customer relationships	(1,140)	(2,395)
Distribution agreement	(1,213)	(3,223)
Backlog	(230)	(230)

	(5,266)	(9,177)

Total other intangible assets	$20,626	$16,898

(1)	Amortization expense amounted to $534, $3,427 and $3,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Estimated amortization expenses for the following years as of December 31, 2012:

2013	$3,379
2014	3,297
2015	3,342
2016	2,333
2017	2,306

GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

Balance as of January 1, 2011	$23,021

Goodwill acquired during the year (see Note 1(b), 1(d),1(e))	19,517
Foreign currency translation adjustments	(96)

Balance as of December 31, 2011	42,442

Foreign currency translation adjustments	513

Balance as of December 31, 2012	$42,955

SHORT-TERM BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
SHORT-TERM BANK CREDIT AND LOANS
NOTE 8:-	SHORT-TERM BANK CREDIT AND LOANS

a.	Short-term bank credit and loans are classified as follows:

	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%

Short-term bank credit	4.00	3.25	$3,866	$5,248

Add: current maturities of long-term loans	3.95	3.19	12,541	5,500

Total short-term bank credit and loans			$16,407	$10,748

b.	As of December 31, 2011 and 2012, the Company and its subsidiaries had short-term and revolving credit lines of approximately $21,300 and $26,000, respectively, from Israeli, Canadian and U.S. banks. As of December 31, 2012, the revolving credit line was partially utilized. The Company's current credit lines, if not extended, will expire on March 31, 2013.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$5,543	$6,854
Phantom share-based payment award	3,684	-
Accrued expenses	4,643	4,655
Advances from customers	384	492
Taxes payable	4,250	2,053
Warranty provision	539	624
Derivatives	3,163	-
Consideration payable for U.S. Quartz acquisition	6,242	-
Other	585	636

	$29,033	$15,314

LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS [Abstract]
LONG-TERM LOANS
NOTE 10:-	LONG-TERM LOANS

a.	Long-term loans are classified as follows:

	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%
Currency:

U.S. Dollar	1.72	1.56	$7,135	$2,431
Australian Dollar	5.90	4.65	8,357	2,843
Canadian Dollar	2.47	2.35	662	226
NIS	4.45	-	1,792	-

Total long-term loans			17,946	5,500
Less-current maturities			12,541	5,500

			$5,405	$-

c.	Financial covenants:

As security for various bank liabilities, the Company undertook to comply with certain financial ratios.

As of December 31, 2011 and 2012, the Company was in compliance with all financial covenants.

CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
CAPITAL LEASES
NOTE 11:-	CAPITAL LEASES
The Company enters from time to time into capital lease agreements to lease certain assets required for its operations.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Legal proceedings and contingencies:

1.	In March 2008, the Company and its Australian subsidiary, Caesarstone Australia Pty Limited ("Caesarstone Australia" or "CSA") entered into an agreement with the former chief executive officer of Caesarstone Australia (the "former executive") and his family trust (the "Trust") granting the Trust restricted shares equal to 17% of the issued and outstanding share capital of Caesarstone Australia, subject to conditions, including vesting over a five-year period and his continued employment. The unvested shares were subject to repurchase by the Company or by Caesarstone Australia upon termination of employment at the purchase price paid by the Trust for such shares. The agreement also provided for a put option exercisable by the former executive after termination of employment other than for cause, in which case vested shares were to be purchased by the Company or Caesarstone Australia at a valuation based on a five times multiple of the EBITDA of CSA. In November 2009, the Company and Caesarstone Australia terminated the employment of the former executive for performance reasons and made certain payments to him, including payments based on a notice period.

Subsequently, the Company discovered grounds existed for termination of his employment for cause. Accordingly, the Company and Caesarstone Australia notified him of their intent to repurchase of all of his shares and sought repayment of the notice period payment. The Company and Caesarstone Australia filed a lawsuit against the former executive and claimed for repayment of the notice period payment and other payments made to the former executive to which the Company and Caesarstone Australia consider he was not legally entitled. The former executive's rights in respect of the Trust's shares in Caesarstone Australia were disputed and were the subject of legal proceedings commenced by the former executive in July 2010 in the Supreme Court of Victoria in Australia. The former executive claimed that the conduct of the business of Caesarstone Australia was oppressive or unfairly prejudicial to, or unfairly discriminatory against him as a minority shareholder. The former executive sought various orders, including an order requiring the Company to purchase his shares in Caesarstone Australia in accordance with the agreement or at a fair and reasonable price. The former executive did not specify the amount that he claimed as a fair and reasonable price. As of September 30, 2009, the last date on which the Company performed a valuation analysis prior to termination of the former executive, for financial reporting purposes, the Company determined that the fair value of the entire 17% of restricted stock (e.g., including unvested portions) was $1,900.

In the same proceeding, the Company and Caesarstone Australia filed counter-claimed for orders requiring the former executive and the Trust to transfer all shares in Caesarstone Australia to the Company at the price paid for them. As a result of the termination of the former executive in November 2009 and the consequent open legal proceedings, as detailed above, the liability for share based payments was not derecognized until it has been extinguished. On May 25, 2012, a settlement agreement was signed by the parties pursuant to which all the shares held by the former executive were transferred to the Company and the parties agreed to an order that all the legal proceedings between them would be dismissed with no order as to costs. As a result of the settlement, the liability for a share-based payment in the subsidiary was derecognized.

2.	In December 2007, the Company terminated its agency agreement with its former agent in South Africa, World of Marble and Granite ("WOMAG"), on the basis that it had breached the agreement. In the same month, the Company filed a claim for NIS 1.0 million ($268) in the Israeli District Court in Haifa based on such breach. WOMAG has contested the jurisdiction of the Israeli court on the grounds of validity of service, and filed a request to stay proceedings on the basis of an inconvenient forum (forum non conveniens). Both the court and the subsequent appellate courts have dismissed WOMAG's contest of the validity of service. On December 9, 2010, the court denied WOMAG's objection to its jurisdiction on the grounds of inconvenient forum and on February 20, 2011, WOMAG's appeal to this ruling was denied. In January 2008, WOMAG filed suit in South Africa seeking €15.7 million ($20,700) for breach of contract. In August 2008, the Company filed a response to this claim disputing that the Company had any liability to WOMAG. In February 2010, the South African Court determined that it would not hear WOMAG's claim until the Israeli court ruled on WOMAG's objection to its jurisdiction and that it will decide whether the lis alibi pendens rule (which means that proceedings in a certain court would not commence as long as the same facts are under discussion in a court in a different jurisdiction) should apply considering the legal proceedings in Israel. Despite a ruling by the Israeli court in February 2011 confirming its jurisdiction, WOMAG applied to commence proceedings in South Africa in August 2011. In March 2012, the special plea of lis alibi pendens was dismissed with costs and the Company sought leave to appeal against the ruling. Leave to appeal has been granted and it is estimated that the appeal will be heard in late 2013.

The Company believes it has valid defenses to the claims alleged and is defending this suit vigorously. While the Company cannot estimate the amount of the loss at this time, it does not currently believe it is probable that there will be material losses related to the lawsuit filed by WOMAG.

3.	Since 2008, twenty two lawsuits have been filed against the Company or named the Company as third party defendants in Israel, one lawsuit has been filed against Caesarstone USA, Inc. in the United States and the Company has received a number of additional letters threatening lawsuits on behalf of certain fabricators of the Company's products in Israel or their employees in Israel alleging that they contracted illnesses, including silicosis, through exposure to fine silica particles when cutting, polishing, sawing, grinding, breaking, crushing, drilling, sanding or sculpting the Company's products. Each of the lawsuits that has been filed names defendants in addition to the Company, including, in certain cases, fabricators that employed the plaintiff, the Israel Ministry of Industry, Trade and Employment, distributors of the Company's products and insurance companies. Silicosis is an occupational lung disease that is progressive and sometimes fatal, and is characterized by scarring of the lungs and damage to the breathing function. Inhalation of dust containing fine silica particles as a result of not well protected and not well controlled, or unprotected and uncontrolled, exposure while processing quartz, granite, marble and other materials can cause silicosis. Various types of claims are raised in these lawsuits and in the letters submitted to the Company, including product liability claims.

The Company believes that it has valid defenses to the lawsuits pending against the Company and to potential claims, and intends to contest them vigorously. Damages totaling $62,121 are specified in the lawsuits currently filed; however, the amount of general damages, which includes items such as future pain and suffering and loss of future earnings, have not yet been specified in most of the lawsuits. As a result, there is uncertainty regarding the total amount of damages that may ultimately be sought. At present, the Company does not expect that the lawsuits filed against the Company to date will have a material effect on its financial position, results of operations, or cash flows, in part due to the current availability of insurance coverage. Nevertheless, all but five of the lawsuits are generally at a preliminary stage and no material determinations, including those relating to attribution of fault or amount of damages, have been made. There can also be no assurance that the Company's insurance coverage will be adequate or that the Company will prevail in these cases. Total damages of $56,000, including $20,000 of punitive damages, are sought in the U.S. lawsuit to which Caesarstone USA, Inc. was added as a 26th defendant approximately one year after commencement of the lawsuit. One of the lawsuits was settled by a settlement agreement at a total amount of NIS 275,000 ($74) of which the Company has agreed to pay NIS 10,000 ($3) without admitting liability. That payment was made by the insurance company. Substantially all of the balance is payable by the fabricator that employed the individual in question and insurance companies. The Company can provide no assurance that other lawsuits will be settled in this manner or at all. The Company believes that it has valid defenses to the lawsuits pending against it and to potential claims and intend to contest them vigorously.

4.	In November 2011, Kfar Giladi Quarries Agricultural Cooperative Society Ltd., or Kfar Giladi Quarries, and Microgil Agricultural Cooperative Society Ltd., or Microgil, an entity the Company believes is controlled by Kfar Giladi Quarries (Microgil and Kfar Giladi Quarries together shall be referred to as "Kfar Giladi"), initiated arbitration proceedings against the Company.

On April 15, 2012, Kfar Giladi Quarries filed a complaint with the arbitrator against the Company seeking damages of NIS 232.8 million ($62,363) for breach of the agreement between the parties dated June 13, 2006. During August 2012, the Company filed with the arbitrator a legal claim against Microgil and Kfar Giladi Quarries for NIS 76.6 million ($20,519).

The arbitration arises out of a dispute related to the quartz processing agreement (the "Processing Agreement") that the Company entered into with Kfar Giladi in June 2006 pursuant to which Kfar Giladi committed to establish a production facility at its own expense within 21 months of the date of the Processing Agreement to process quartz for the Company and for other potential customers. Pursuant to the terms of the Processing Agreement, the Company committed to pay fixed prices for quartz processing services related to agreed upon quantities of quartz over a period of ten years from the date set for Kfar Giladi to commence operating the production facility. The Company estimated that the total amount of such payments would have been approximately $55,000. It is the Company's position that the production facility established by Kfar Giladi was not operational until approximately two years after the date required by the Processing Agreement for the commencement of operations. As a result, the Company was unable to purchase the minimum quantities set forth in the Processing Agreement and the Company therefore acquired the quantities of ground quartz that it needed from other quartz suppliers.

It is also the Company's position that the Processing Agreement was terminated by the Company following its breach by Kfar Giladi. The Company contends that the Company's purchases of ground quartz from Kfar Giladi in 2010 and 2011 were made pursuant to new understandings reached between the parties and not pursuant to the Processing Agreement. Kfar Giladi alleges that the Processing Agreement was still in effect and that the Company did not meet its contractual commitments under the Processing Agreement to order the minimum annual quantity. In addition, once production began, the Company contends that Kfar Giladi failed to consistently deliver the required quantity and quality of ground quartz as agreed by the parties. The Company's positions are disputed by Kfar Giladi.

The Company also contends that Kfar Giladi is responsible for not returning to the Company unprocessed quartz that it provided to them, including quartz that is currently in Kfar Giladi's possession and additional quartz that is unaccounted for. Each party has various other claims against the other.

In January 2012, Kfar Giladi notified the Company that it had closed its production facility as a result of the Company's breach of the Processing Agreement, although the Company was willing to keep purchasing products from Kfar Giladi.

As of December 31, 2011, the Company's inventory of quartz in Microgil's possession totals $1,789 in value. Microgil stipulated preconditions for fulfilling the Company's orders for the processing of the Company's quartz inventory in Microgil's possession, which were refused by the Company. Accordingly, such inventory was not supplied to the Company. The Company believes that it is probable that it will not be able to realize its inventory in Microgil's possession. Accordingly, the Company wrote off such inventory in 2011.

In conjunction with the Processing Agreement, the Company made a loan to Microgil in the amount of NIS 4.5 million under a loan agreement entered into in 2006. Under the loan agreement, the loan was to be repaid within a period of approximately four years commencing at the time of Microgil's initial provision of services to the Company under the Processing Agreement. The interest rate of the loan was Prime plus 1%, with interest repayments on a quarterly basis. Principal repayments were to be made monthly through a deduction of NIS 18 from Company payments to Microgil for each ton of quartz supplied by Microgil. As of December 31, 2011, the loan and accrued interest payments totaled $1,127.

In light of Microgil's closing of its production facility, the Company believes that it is not probable that the remainder of the loan will be repaid by Microgil or can be otherwise collected in the near future. According to ASC 310-10-35-16, the Company believes that it is probable that it will not be able to collect the outstanding loan amount (both principal and interest), and therefore, in 2011, the Company recognized an impairment loss for the entire balance of the loan.

Considering the preliminary stage of the proceedings, the Company cannot estimate the related risk in this lawsuit.

5.	The Company's manufacturing operations are subject to the requirements of environmental laws and regulations in Israel, as well as specific conditions set forth in the business licenses and permits related to the use, storage and discharge of hazardous materials granted by national and municipal authorities in Israel for the operation of the Company's Sdot-Yam and Bar-Lev facilities. The Company's business licenses for the Company's facilities each contain conditions related to a number of requirements, including with respect to disposal of effluent, air quality, process sludge, and the handling of waste and chemicals. The Company has a perpetual business license in Sdot Yam and a license limited in time in Bar Lev, which the Company believes will be extended. From time to time, the Company faces environmental compliance issues related to the Company's two manufacturing facilities in Israel. At present, the Company is considering remedial steps to address issues related to the following:

In January 2010, the Israel Ministry of the Environment ordered the Company to remove sludge waste that was disposed of in 2009 in a number of locations in northern Israel claiming that such disposal was unlawful. The Company conducted discussions with the Israel Ministry of the Environment with respect to which sites will require waste removal, and has removed part of the sludge waste disposed. As of December 31, 2012, the Company reserved $570 for this matter, which the Company believes will be adequate for anticipated future clean-up expenditures associated with such disposals, and the Company does not currently expect that it is reasonably possible that additional costs in excess of the amount reserved will be required.

The Company is currently seeking to further reduce the amount of styrene gas emitted by the Company's facilities in order to become compliant with applicable requirements under Israeli laws and regulations and have received recent correspondence from the Israel Ministry of the Environment indicating the Company's obligation to comply with such regulations.

The Company currently disposes of waste water at the Company's Bar-Lev and Sdot-Yam facilities pursuant to temporary approvals obtained from the Israel Ministry of the Environment. The Company currently disposes of waste water from its Bar-Lev manufacturing facility to a treatment plant pursuant to a temporary permit obtained from the Israel Ministry of the Environment. the Bar-Lev manufacturing facility's permit was recently extended until May 31, 2013. The Sdot-Yam facility's temporary permit was obtained from the environmental unit of the local municipal authority and is valid through August 1, 2013. The Company has presented to the Israel Ministry of the Environment plans to allow the disposal of the waste water in compliance with applicable requirements under Israeli environmental laws.

In May 2011, the Company received a letter from the Israeli fire regulation authorities detailing fire protection measures required at its facility in Kibbutz Sdot-Yam to obtain the necessary fire regulatory approval for such facility. The Company has established a program which was coordinated with the fire regulation authorities to adjust its fire protection measures to comply with their requirements. The Company expects this program to be implemented by it in 2013 and 2014.

6.	The Company and CSA initiated proceedings against one of CSA's competitors in the Federal Court of Australia alleging trademark infringement, misleading conduct and passing off by using several of the Company's trademarks. A settlement was reached at mediation in September 2011, and the respondents paid the Company AUD 1.7 million (USD 1,817). Accordingly, the Company recorded an expense reduction within general and administrative expenses.

7.	From time to time, the Company is involved in other legal proceedings and claims in the ordinary course of business related to a range of matters. While the outcome of these other claims cannot be predicted with certainty, the Company's management does not believe that any such claims or all of them together will have a material effect on the Company's consolidated financial statements.

b.	Operating lease commitments:

The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2012 are as follows:

2013	$9,830
2014	8,759
2015	7,662
2016	6,448
2017	5,803
2018 and thereafter	56,078

Total	$94,580

Lease expenses, net, for the years ended December 31, 2010, 2011 and 2012 were approximately $5,772, $10,255 and $11,137, respectively.

c.	Purchase obligation:

The Company's significant contractual obligations and commitments as of December 31, 2012 are summarized in the following table:

2013 (1)	$10,388
2014 and thereafter	-

$10,388

(1)	Consists of purchase obligations to certain suppliers.

d.	Pledges and guarantees:

1.	Caesarstone Australia has five guarantees outstanding with the ANZ Bank with respect to rent in the amount of $1,202.

2.	To secure the Company's liabilities to banks in Israel, fixed liens of an unlimited amount have been issued on the authorized non-paid up share capital, goodwill and a floating charge of an unlimited amount has been issued on the Company's other assets.

3.	To secure the Company's liabilities to a bank in Canada, Caesarstone Canada has provided a security interest on certain of its inventory and other tangible and intangible assets.

SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENT [Abstract]
SHARE-BASED PAYMENT
NOTE 13:-	SHARE-BASED PAYMENT

Phantom share-based payment:

In January 2009, the Company granted its current Chief Executive Officer (the "CEO") a right to a bonus payment based on an increase in the Company's value and under which the CEO was entitled to receive in cash the difference between $4.60 per share, subject to adjustments for dividend distributions made until the actual payment of the bonus and the value of 685,000 of the Company's outstanding shares with such bonus right vesting over a three-year period in increments of 1/12 on a quarterly basis. The Company's value was deemed to be based on a multiple of the Company's EBITDA (defined as operating income plus depreciation and amortization) (the "EBITDA formula"). In the event of the closing of an IPO, the Company's value would be determined by reference to the Company's share price. However, upon the occurrence of an "exercise event," the entire award, or any part thereof which was not previously exercised, immediately fully vests and the CEO must exercise his right to receive the cash value of the award. There were four defined "exercise events" under the award, including an IPO. If the right to the bonus is exercised upon the IPO, the bonus will be calculated based on the difference between $4.60 per share, subject to adjustments for dividend distributions made until the IPO, and the share price at the IPO.

In September 2010, the Company's CEO notified the Company of his decision to exercise his right to receive an award bonus with respect to 335,000 vested shares calculated in accordance with the EBITDA formula. The award bonus amount relating to the 335,000 shares exercised was calculated based on the Company's financial statements for fiscal year 2010 based on 2010 EBITDA and totaled $2.8 million, which the Company paid in June 2011.

In October 2011, the Company's CEO notified the Company of his decision to exercise his right to receive an award bonus with respect to 175,000 vested shares. The compensation committee approved the award bonus relating to the 175,000 shares exercised based on 2011 EBITDA. The award bonus was $1.5 million and was calculated based on the Company's financial statements for fiscal year 2011 using the basis of the Company's 2011 EBITDA. The award bonus was paid in April 2012.

According to ASC 718-10, instruments that should be treated as a liability are "instruments that are required to be cash-settled (e.g., cash-settled stock appreciation rights) or require cash settlement on the occurrence of a contingent event that is considered probable".

As such, in this case the share-based compensation is accounted for as a liability award. According to ASC 718-10, in connection with the measurement of the liability settlement, the value of the award should be measured each reporting date until settlement.

After implementing this accounting treatment, the liability balance that the Company recorded on December 31, 2011 and 2012 is as follows:

	December 31,
	2011	2012

Phantom share-based payment award	$3,684	$-

On December 31, 2011, the liability with respect to the remaining 175,000 unexercised shares was measured as of December 31, 2011 using a valuation model based on the weighted average probability of exercise upon an IPO and exercise based on a multiple of the Company's 2012 projected EBITDA, as it better reflects the fair value of the award as of December 31, 2011 (the balance amounted to $1,937).

The liability with respect to the 175,000 vested shares that were exercised in October 2011 was measured in accordance with the EBITDA formula, calculated on the basis of 2011 EBITDA (the balance amounted to $1,747).

In April 2012, the Company paid the CEO $3,018 with respect to the remaining 350,000 vested shares (the 175,000 exercised in October 2011 and the remaining 175,000 shares) that were exercised.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Uncertain tax positions:

The balances at December 31, 2011 and 2012 include a liability for unrecognized tax benefits of $755 and $1,084, respectively, for tax positions which are uncertain of being sustained. The accruals are with respect to the eligibility of certain profits to the reduced tax rates under the Company's Approved Enterprise, Beneficiary Enterprise, and Preferred Enterprise programs as well as with respect to some expenses, which deduction for tax purposes is uncertain.

The Company recognizes interest and penalties related to income taxes in its tax expense line in its consolidated statements of income. The Company had approximately $245 and $57 accrued for interest payments as of December 31, 2011 and 2012, respectively. This accrual was fully offset by interest receivable resulting from tax advances made to the Israeli Tax Authorities.

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2010	$1,387
Increases in tax positions for current year	362
Foreign currency adjustments	108

Gross tax liabilities at December 31, 2010	1,857

Increases in tax positions for current year	56
Addition of tax position of prior years	494
Decrease in tax position resulting from settlement	(1,667)
Foreign currency adjustments	15

Gross tax liabilities at December 31, 2011	755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	$1,084

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. As a result of ongoing examinations, tax proceedings in certain countries, additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2012, it is not possible to estimate the potential net increase or decrease to the Company's unrecognized tax benefits during the next twelve months. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2012:

Israel 2010-present

Australia 2008-present

Canada 2010-present

United States 2009-present

Singapore 2008-present

b.	Israeli taxation:

1.	Corporate tax rate:

Corporate tax rates in Israel were 25% in 2010, 24% in 2011 and 25% in 2012.

In December 2011, the Israeli Parliament ("Knesset") passed the Law for Socioeconomic Change (Legislative Amendments) (Taxes), 2011, which came into effect on January 1, 2012. Pursuant to the Law for Socioeconomic Change, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly

2.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, the Company is entitled to certain tax benefits, primarily amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

According to the Law for the Encouragement of Capital Investments, 1959 (the "Encouragement Law"), the Company is entitled to various tax benefits by virtue of the "Approved Enterprise" and/or "beneficiary enterprise" and/or "preferred enterprise" status granted to part of its enterprises, in accordance with the Encouragement Law.

As further described below, the Company chose to be taxed according to the "Preferred Enterprise" track under Amendment No. 68 to the Encouragement Law (the "Amendment No. 68") starting in the 2011 tax year, In order to implement Amendment No. 68 and to be taxed under the "Preferred Enterprise" track, starting from January, 1, 2011, the Company waived the tax benefits of the previous tracks under the Encouragement Law for the year 2011 and from now on.

The principal benefits by virtue of the Encouragement Law are the following:

Tax benefits and reduced tax rates:

Grants Track

The Company is eligible for investment grants awarded at various rates according to the development area in which the enterprise is located: in national priority area A the rate is 24% of approved investments and in national priority area B; the rate is 10% of approved investments.

In addition to the above grants, in national priority area A, the Company is tax exempt for the first two years of the benefit period and is subject to tax at the reduced rate of no more than 25% during the remaining five years of the benefit period.

The benefit period starts with the first year the Approved Enterprise earns taxable income, provided 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. The benefit period for part of the enterprises of the Company ended at the end of the 2010 tax year due to the Company's election to apply the provisions of Amendment No. 68 to the Encouragement Law which entered into force in January, 1, 2011.

If a dividend is distributed out of tax exempt profits, the Company will become liable for tax at the rate applicable to its profits from the Approved Enterprise in the year in which the income was earned, as if it was not in the exemption period (taxed at the rate of no more than 25%). The Company's policy is not to distribute such dividends from exempt income derived from Approved Enterprises or Beneficiary Enterprises.

Alternative Track / Beneficiary Enterprise

Under this track, some of the Company's facilities are tax exempt for 10 years and some of the Company's facilities are tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10% to 25% for a period of five to eight years for the remaining benefit period (dependent on the level of foreign investments, if any).

Following the enactment of Amendment No. 60 to the Law, subsequent to April 1, 2005, companies under the alternative benefits track are no longer required to obtain a letter of approval from the Investment Center. In addition, programs whose year of election entitled them to a beneficiary enterprise status are required, among others, to make a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment, which must be carried out within three years. The minimum qualifying investment required for setting up an enterprise is NIS 300,000 (approximately $80,000) linked to the Israeli CPI in accordance with the guidelines of the Israeli tax authorities. As for enterprise expansion, the minimum qualifying investment is the higher of NIS 300,000, linked to the Israeli CPI as stated above, and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the enterprise but not owned by it will also be viewed as productive assets. The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Encouragement Law (a "beneficiary company"), and which is derived from an industrial enterprise. The Encouragement Law specifies the types of qualifying income that are entitled to tax benefits under the alternative track with respect to an industrial enterprise. Income from an industrial enterprise includes, among others, revenues from selling the products produced by enterprise revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the Approved Enterprise or the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Encouragement Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election and for new companies in development area A-14 years since the beginning of the year of election. The benefit period for part of the enterprises of the Company ended at the end of the 2010 tax year, due to the Company's election to apply the provisions to Amendment No. 68.

If a dividend is distributed out of tax exempt profits, as discussed above, the Company will become liable for taxes at the rate applicable to its profits from the Approved Enterprise or the beneficiary enterprise in the year in which the income was earned, as if it was not under the alternative track (taxed at the rate of no more than 25%). The Company's policy is not to distribute such dividends from income derived from Approved Enterprises or Beneficiary Enterprises.

As for programs under the grants track which were approved after April 1, 2005 and beneficiary enterprises pursuant to Amendment No. 60 to the Law , the basic condition for receiving the benefits under these tracks is that the enterprise contributes to the country's economic growth and is a competitive factor for the gross domestic product ("a competitive enterprise"). In order to comply with this condition, the Encouragement Law prescribes various requirements regarding industrial enterprises.

As for industrial enterprises, in each tax year during the benefit period, one of the following conditions must be met:

a)	Its main field of activity is biotechnology or nanotechnology as approved by the Head of the Administration of Industrial Research and Development, prior to the approval of the aforementioned plan.
b)	The industrial enterprise's sales revenues in a specific market during the tax year do not exceed 75% of its total sales for that tax year. A "market" is defined as a separate country or customs territory.
c)	At least 25% of the industrial enterprise's overall revenues during the tax year were generated from the enterprise's sales in a specific market with a population of at least 12 million.

Accelerated depreciation:

The Company is eligible for a deduction of accelerated depreciation on machinery and equipment used by the Approved Enterprise or the Beneficiary Enterprise or the Preferred Enterprise at a rate of 200% (or 400% for buildings) from the first year of the asset's operation.

Conditions for entitlement to benefits:

The abovementioned benefits are contingent upon the fulfillment of the conditions stipulated by the Encouragement Law, regulations published thereunder and the letters of approval for the investments in the Approved Enterprises and/or Beneficiary Enterprises, as discussed above. Non-compliance with the conditions may cancel all or part of the benefits and require a refund of the amount of the benefits, including interest. The Company's management believes that the Company is meeting the aforementioned conditions.

Of the Company's retained earnings as of December 31, 2012, approximately $20,726 is tax-exempt earnings attributable to its Approved Enterprise programs and $16,196 is tax-exempt earnings attributable to its Beneficiary Enterprise program. The tax-exempt income attributable to the Approved and Beneficiary Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If dividends are distributed out of tax-exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Approved Enterprise in the year in which the income was earned, as if it was not under the "Alternative benefits track" (taxed at the rate of 25% as of December 31, 2012). Under the Encouragement Law, tax-exempt income generated under the Beneficiary Enterprise status or the Approved Enterprise status will be taxed, among other things, upon a dividend distribution or complete liquidation in accordance with the Encouragement Law.

As of December 31, 2012, if the income attributed to the Approved Enterprise would have been distributed as a dividend, the Company would have incurred a tax liability of approximately $5,181. If income attributed to the Beneficiary Enterprise would have been distributed as a dividend, including upon liquidation, the Company would have incurred a tax liability of approximately $4,049. These amounts would be recorded as an income tax expense in the period in which the Company declares the dividend.

Amendments to the Law for the Encouragement of Capital Investments, 1959:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation- "Amendment No. 68"), which prescribes, among others, amendments in the Encouragement Law. Amendment No. 68 was enacted and became effective as of January 1, 2011.

In order to receive benefits as a "Preferred Enterprise," Amendment No. 68 states certain conditions must be met. The basic condition for receiving the benefits under Amendment No. 68 is that the enterprise contributes to the country's economic growth and is a competitive factor for the gross domestic product (a "competitive enterprise"). In order to comply with this condition, the Encouragement Law prescribes various requirements. As for industrial enterprises, in each tax year, one of the following conditions must be met:

a)	Its main field of activity is biotechnology or nanotechnology as approved by the Head of the Administration of Industrial Research and Development.
b)	The industrial enterprise's sales revenues in a specific market during the tax year do not exceed 75% of its total sales for that tax year. A "market" is defined as a separate country or customs territory.
c)	At least 25% of the industrial enterprise's overall revenues during the tax year were generated from the enterprise's sales in a specific market with a population of at least 12 million.

Israeli companies which currently benefit from an Approved or Beneficiary Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Beneficiary Enterprise status.

The Company has examined the effect of the implementation of Amendment No. 68 on its financial statements, and starting from the 2011 tax year, the Company elected by submitting a waiver, to be taxed under Amendment No. 68. Due to the Company's implementation of Amendment No. 68, starting from January, 1, 2011, the Company will not be entitled to tax benefits under previous tracks under the Encouragement Law.

Under Amendment No. 68, some of the Company's facilities are eligible for tax benefits at a reduced flat corporate tax rate, which is not program-dependent, and applies to the Company's facilities entire preferred income. The reduced flat corporate tax rates will be gradually reduced over a period of five years, as follows: in 2011-2012, the reduced tax rate was 15% (in national priority area A-10%), in 2013-2014 the reduced tax rate will be -12.5% (in national priority area A-7%) and in 2015 and thereafter-12% (in national priority area A-6%).

In national priority area A, in addition to the tax benefits, as mentioned above, some of the Company's facilities are eligible for grants and/or loans, subject to an approval of the Israeli Investment Center.

If a dividend is distributed out of tax reduced profits, as discussed above, the Company will be required to withhold tax on such distribution at a rate of 15% (or a reduced rate under an applicable double tax treaty). Upon a distribution of a dividend to an Israeli company, no withholding tax is remitted.

Since the Company, chose to apply the provisions of Amendment No. 68, by submitting the waiver form before June 30, 2011, the Company is eligible to distribute taxed earnings derived from a Beneficiary Enterprise and/or Approved Enterprise to an Israeli company without being subject to withholding tax.

The effect of the adoption of this amendment on taxes on income for the year ended December 31, 2011 is a reduction in tax expense of approximately $1,800.

In November 2012, the Knesset passed Amendment No. 69 to the Encouragement Law (the "Trapped Earnings Law") which provides temporary, partial relief from taxation on distribution from exempt income for companies that elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a set period of time. The applicable tax rate is based on a linear formula based on the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Encouragement Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Encouragement Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. Since the Company announced its election to apply the provisions of Amendment No. 68 prior to July 30, 2015, the Company will be entitled to distribute income generated by the Approved/Beneficiary Enterprise to its Israeli corporate shareholders tax free. In the event of a distribution to an individual Israeli resident, the individual will be subject to withholding tax of 15% and in the event of a distribution of dividends to a foreign resident (whether individuals or corporations), the individual or corporation will be subject to withholding tax of 15% or the rate stipulated in the relevant treaty for the avoidance of double taxation. The Company is currently evaluating the implications of an election under the "Trapped Earnings law" on the Company.

c.	Non-Israeli subsidiaries taxation:

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

Statutory tax rates for investee companies are as follows:

Company incorporated in United States - 40% tax rate.

Company incorporated in Australia - 30% tax rate.

Company incorporated in Singapore - 18% tax rate.

Company incorporated in Canada - 29% tax rate.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries, according to ASC 740. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets:

Intangible assets	$275	$191
Other temporary differences	3,829	4,564
Temporary differences related to inventory	1,951	2,054
Unrealized profit from sales to subsidiary	2,175	2,744
Phantom share based award	386	-
Less-valuation allowance	(89)	(300)

Total net deferred tax assets	8,527	9,253

Deferred tax liabilities
Property and equipment	(3,255)	(3,230)
Intangible assets	(6,412)	(4,480)
Other temporary differences	(294)	-

Total deferred tax liabilities	(9,961)	(7,710)

Deferred tax assets (liabilities), net	$(1,434)	$1,543

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the schedule of reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$36,701	$32,971	$47,188

Statutory tax rate in Israel	25%	24%	25%

Income taxes at statutory rate	$9,175	$7,913	$11,797

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(2,524)	(3,707)	(7,192)
Non-deductible expenses, net	111	506	1,025
Adjustment for change in tax law	-	(1,800)	-
Decrease in taxes from prior years	-	(533)	-
Increase in taxes resulting from tax settlement with tax authorities	-	802	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	237	72	558
Uncertain tax liability (ASC 740)	362	56	344
Changes in valuation allowance	(186)	(72)	211
Others	224	363	78

Income tax expense	$7,399	$3,600	$6,821

Effective tax rate	20%	11%	14%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.13)	$(0.19)	$(0.22)

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$32,125	$31,297	$40,691
Foreign	4,576	1,674	6,497

	$36,701	$32,971	$47,188

g.	Tax expenses on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$6,597	$6,720	$8,742
Taxes in respect of prior years	-	192	-
Deferred taxes	802	(3,312)	(1,921)

	$7,399	$3,600	$6,821

Domestic	$6,036	$3,177	$4,930
Foreign	1,363	423	1,891

	$7,399	$3,600	$6,821

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15:- Shareholders' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2011 and 2012:

	Authorized		Issued and outstanding
	December 31,		December 31,
	2011	2012	2011	2012

Shares of NIS 0.04 par value:

Ordinary shares	126,158,750	200,000,000	19,565,000	34,365,250

Preferred shares	7,141,250	-	7,141,250	-

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

Preferred shares-preferred shares confer on their holders all of the rights of ordinary shares and a dividend preference as described in the following section:

Dividend-Each 250,000 preferred shares entitle the holders thereof to a cumulative preference in all distributions of dividends by the Company up to an amount of (1) NIS 6,901 per annum linked to the consumer price index as of the closing date plus (2) 0.072% of the annual profit of the Company before tax and before payment of management fees, in accordance with the Company's annual financial statements. Conversion rate-Each preferred share is convertible into one ordinary share.

c.	On March 21, 2012, the Company filed a final prospectus with the U.S. Securities and Exchange Commission ("SEC") in connection with its initial public offering in the United States and listing on NASDAQ of 7,659,000 ordinary shares in consideration for $84,200. After deducting the underwriting discounts and commissions and the offering expenses, the net proceeds from the offering amounted to $75,422. The number of shares offered included the underwriters' option to purchase an additional 999,000 shares at the offering price that was exercised on March 28, 2012.

d.	Dividends:

The Company paid dividends in the amount of approximately $14,000, $6,900 and $27,200 in 2010, 2011 and 2012, respectively.

e.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Sdot-Yam 2011 Incentive Compensation Plan pursuant to which non-employee directors, officers, employees and consultants may receive stock options exercisable for ordinary shares, if certain conditions are met. As of December 31, 2012, there were 1,545,200 options granted under the plan and 829,800 shares available or reserved for future issuance under the plan.

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2012 was $5.14 per option. As of December 31, 2012, there was $4,286 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 1.54 years.

The following is a summary of activities relating to the Company's stock options granted to employees among the Company's plan during the year ended December 31, 2012:

	2012
	Number of options	Weighted average exercise price	Aggregate intrinsic value
Outstanding - beginning of the year	-	$-	$-
Granted	1,545,200	$11.13	$-
Exercised	-	$-	$-
Forfeited	-	$-	$-
Outstanding - end of the year	1,545,200	$11.13	$7,516,949
Options exercisable at the end of the year	229,102	$11.00	$1,143,217
Vested and expected to vest	1,545,200	$11.13	$7,516,949

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2012 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's ordinary shares.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$11.00	1,505,200	6.22	$11.00	229,102	6.22	$11.00
$15.84	40,000	6.85	$15.84	-	6.85	$15.84
	1,545,200	6.24	$11.13	229,102	6.22	$11.00

During the year ended December 31, 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $3,660.

Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

Year ended December 31,
2012

Cost of revenues	$185
Research and development expenses	106
Selling and marketing expenses	469
General and administrative expenses	2,900

Total	$3,660

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
Note 16:-	Transactions with related parties

Kibbutz Sdot-Yam

The Company's controlling shareholder, Kibbutz Sdot-Yam, established Caesarstone in 1987 and has an ownership interest in the Company of approximately 54%. Caesarstone is party to a series of agreements with the Kibbutz that govern different aspects of the Company's relationship and are described below.

a.	Manpower Agreement with Kibbutz:

In March 2001, Caesarstone entered into a manpower agreement with Kibbutz Sdot-Yam, which was amended in December 2006. Pursuant to that agreement, Kibbutz Sdot-Yam agreed to provide the Company with labor services staffed by Kibbutz members, candidates for Kibbutz membership and residents of the Kibbutz (a "Kibbutz Appointee"). Under the agreement, the Kibbutz has agreed to make available to the Company, at the Company's request, workers for up to 80 permanent positions and up to 40 temporary positions. Each position is for at least 90 hours of work per month.

In consideration for the manpower services provided, the Company pays to the Kibbutz fees either on an hourly basis or a flat monthly basis at the Company's election. The Company has agreed to increase the amount paid to the Kibbutz Appointees above the agreed rate in certain circumstances in which the average agreed upon salary of the Company's other employees increases as a result of an increase in the Israeli employee salary index; however, the Company has also agreed not to decrease the amount paid to the Kibbutz Appointees if the average salary of the Company's other employees decreases as a result of a decrease in the number of the Company's employees who are not Kibbutz Appointees. The Company is not responsible for paying any other work-related expenses (including insurance expenses), other than monthly fees, for Kibbutz Appointees.

The agreement was terminated by the parties on December 31, 2010 and replaced by a new agreement effective from January 1, 2011.

On July 2011, a new manpower agreement was signed with a term of 10 years from January 1, 2011. Under the new manpower agreement, Kibbutz Sdot-Yam will provide the Company with labor services staffed by Kibbutz Appointees. The consideration to be paid for each Kibbutz Appointee will be based on the Company's total cost of employment for a non-Kibbutz Appointee employee performing a similar role. The number of Kibbutz Appointees may change in accordance with the Company's needs. Under the new manpower agreement, the Company will notify Kibbutz Sdot-Yam of any roles that require staffing, and if the Kibbutz offers candidates with skills similar to other candidates, the Company will give preference to hiring of the relevant Kibbutz members. Kibbutz Sdot-Yam is entitled under this new agreement, at its sole discretion, to discontinue the engagement of any Kibbutz Appointee of manpower services through his or her employment by Kibbutz Sdot-Yam and require such appointee to become employed directly by the Company. The Company will contribute monetarily to assist with the implementation of a professional reserve plan to encourage young Kibbutz members to obtain the necessary education for future employment with the Company. The Company will provide up to NIS 250,000 ($67) per annum for this plan linked to changes in the Israeli consumer price index plus VAT. The Company will also implement a policy that prioritizes the hiring of such young Kibbutz members as the Company's employees upon their graduation. The letter of understanding further indicates that the definitive new manpower agreement will include Kibbutz Sdot-Yam's obligation to customary liability, insurance, indemnification and confidentiality and intellectual property provisions.

Manpower service fees were $3,897, $4,772 and $3,846 for the years ended December 31, 2010, 2011 and 2012, respectively.

b.	Services from the Kibbutz:

In December 2006, the Company entered into a services agreement with the Kibbutz pursuant to which the Kibbutz provides the Company with electricity, sewerage, maintenance, landscaping, security and other similar services. In consideration for these services, the Company pays the Kibbutz an aggregate annual amount of NIS 500,000 plus amounts based on the Company's consumption of services. This amount is subject to change at the discretion of a committee established for that purpose under the agreement. The amount has not increased since the agreement was originally signed. The initial term of the agreement was for one year commencing in January 2006 and the agreement renews annually for additional one-year periods unless terminated by either party upon 90-days prior notice. The agreement was terminated immediately following the IPO and replaced by a new services agreement, signed on July 20, 2011 and amended on February 13, 2012, with a term of eight years from the closing of the IPO.

Under the new services agreement, Kibbutz Sdot-Yam will provide the Company, among other things, with sewage infrastructure services, water supply, meals, laundry, post-delivery and other services, that Kibbutz Sdot-Yam will be granted the first refusal right for their supply to the Company, under terms that the Company may obtain from third parties. The amount that the Company will pay to the Kibbutz will generally be determined based on the amount of services the Company consumes. The amount the Company pays for services will be subject to adjustment every six months for increases in the Israeli consumer price index.

The Company's service fees to the Kibbutz pursuant to the services agreement totaled $1,620, $1,719 and $2,113 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Management Services Agreement with the Kibbutz:

Pursuant to a management services agreement entered into on December 25, 2006, the Kibbutz provides the Company with management services, including, without limitation, strategic, operational and technical advisory services and directorship services, and the Company agreed to pay the Kibbutz a management fee of NIS 1.2 million linked to the Israeli consumer price index from December 2006 plus 7.2% of the Company's annual pre-tax net income before payment of the management fee.

The Company's management service fees to the Kibbutz pursuant to the management services agreement totaled $3,403, $3,105 and $477 for the years ended December 31, 2010, 2011 and 2012, respectively.

The management services agreement was terminated immediately upon the closing of the IPO.

d.	Land Use Agreement with the Kibbutz:

The Company's principal offices and research and development facilities, as well as one of its two manufacturing facilities, are located on the grounds of the Kibbutz and include a building of approximately 23,000 square meters and unbuilt areas of approximately 58,000 square meters. The Kibbutz permits the Company to use the land and facilities pursuant to a land use agreement signed in January 2001. At present, the agreement automatically renews for up to five consecutive three-year terms until November 30, 2025 unless either party gives the other party two years' prior written notice of termination. The Company pays a monthly fee to the Kibbutz which is currently the NIS equivalent of $6.00 per square meter of the building and $1.50 per square meter of unbuilt property plus VAT, calculated based on the dollar-NIS representative exchange rate on the date of each payment, which may not be less than NIS 4.041 per $1.00. The agreement was terminated immediately following the IPO and replaced by a new land use agreement, signed on July 20, 2011 and amended on February 13, 2012.

The new land use agreement has a term of 20 years commencing on April 1, 2012. Under the new land use agreement, Kibbutz Sdot-Yam permits the Company to use approximately 100,000 square meters of land, consisting of facilities and unbuilt areas, in consideration for an annual fee of NIS 12.6 million ($3,400) in 2012 and NIS 12.9 million ($3,500) in 2013, in each case plus VAT, and beginning in 2013, adjusted every six months based on any increase of the Israeli consumer price index compared to the index as of January 2011.

Pursuant to an agreement dated January 4, 2012, for the settlement of reimbursement for building expenses incurred by the Company from January 2012, NIS 82,900 ($22) and NIS 43,000 ($12) will not be included in the land use fees until the year 2020 and year 2015, respectively.

The annual fee may be adjusted after January 1, 2021 (or after January 1, 2018 if the Kibbutz is required to pay significantly higher lease fees to the ILA or the Edmond Benjamin de Rothschild Caesarea Development Corporation Ltd.) and every three years thereafter, if Kibbutz Sdot-Yam chooses to obtain an appraisal. The appraiser will be mutually agreed upon or, in the absence of agreement, will be chosen by Kibbutz Sdot-Yam out of the list of appraisers recommended at that time by Bank Leumi Le-Israeli ("Bank Leumi"). Under the new land use agreement, the Company may not terminate the operation of either of its two production lines at its plant in Kibbutz Sdot-Yam as long as the Company continues to operate production lines elsewhere in Israel, and its headquarters must remain at Kibbutz Sdot-Yam. The Company may also not decrease or return to Kibbutz Sdot-Yam any part of the land underlying the new land use agreement; however, it may submit a written request to Kibbutz Sdot-Yam to return certain lands. Kibbutz Sdot-Yam will have three months to accept or reject such request, in its sole discretion, provided that if it does not respond within such three-month period, the Company will be entitled to sublease such lands to a person approved in advance by Kibbutz Sdot-Yam. In such event, the Company will continue to be liable to Kibbutz Sdot-Yam with respect to such lands.

Pursuant to the new land use agreement, if the Company needs additional facilities on the land that the Company is permitted to use in Kibbutz Sdot-Yam, subject to obtaining the permits required by law, Kibbutz Sdot-Yam will build such facilities for the Company, by using the proceeds of a loan that the Company will make to Kibbutz Sdot-Yam, which loan shall be repaid to the Company by off-setting the monthly additional payment that the Company will pay for such new facilities and, if not fully repaid during the land use agreement term, upon termination thereof.

In addition, the Company has committed to fund the cost of construction, up to a maximum of NIS 3.3 million ($900) plus VAT, required to change the access road leading to Kibbutz Sdot-Yam and its facilities, such that the entrance of the Company's facilities will be separated from the entrance into Kibbutz Sdot-Yam.

The Company's payments pursuant to this land use agreement totaled $3,007, $3,020 and $3,516 for the years ended December 31, 2010, 2011 and 2012, respectively.

e.	Land Purchase Agreement and Leaseback:

During September 2012, the Company completed the selling of the rights in the lands and facilities of the Bar-Lev Industrial Center (the "Bar-Lev Grounds") to Kibbutz Sdot-Yam in consideration for NIS 43.7 million (approximately $10,900). The carrying value of the Bar-Lev grounds at the time of closing this transaction was NIS 39 million (approximately $9,900). The land purchase agreement was executed simultaneously with the execution of a land use agreement. Pursuant to the land use agreement, Kibbutz Sdot-Yam will permit the Company to use the Bar-Lev Grounds for a period of 10 years commencing on September 2012 that will be automatically renewed, unless the Company gives two years prior notice, for a ten-year term in consideration for an annual fee of NIS 4.15 million (approximately $1,100) to be linked to increases in the Israeli consumer price index. The fee is subject to adjustment following January 1, 2021 and every three years thereafter at the option of Kibbutz Sdot-Yam if Kibbutz Sdot-Yam chooses to obtain an appraisal that supports such an increase. The appraiser would be mutually agreed upon or, in the absence of agreement, will be chosen by Kibbutz Sdot-Yam from a list of assessors recommended at that time by Bank Leumi.

Pursuant to the agreement discussed in the preceding paragraphs, prior to October 2017, if the Company wishes to acquire or lease any additional lands, whether in the Bar-Lev Grounds or elsewhere in Israel, for the purpose of establishing new plants or production lines: (i) Kibbutz Sdot-Yam will purchase the land and build the required facilities on such land at its own expense in accordance with the Company's needs; (ii) the Company will perform any additional building and necessary adjustments at the Company's expense; and (iii) Kibbutz Sdot-Yam will lease the land and the facility to the Company under a long-term lease agreement with terms to be negotiated in accordance with the then prevailing market price.

The Company's equipment that resides within the premises is considered integral equipment (as defined in ASC 360-20-15-4) due to the significant costs involved in relocating such equipment. Since the Company did not sell this equipment to Kibbutz Sdot-Yam as part of the transaction, the transaction is considered a partial sale and leaseback of real estate. As a result, the transaction does not qualify for "sale lease-back" accounting (as it is a failed sale from an accounting perspective) as defined under the relevant provisions of ASC 360-20, and the Company recorded the entire amount received as consideration as a liability while the land and building will remain on its books until the end of the lease term under the provisions of ASC 840-40. If amounts to be paid under the arrangement were to be accreted as a liability based on the Company's incremental borrowing rate, the resulting liability would not cover the anticipated depreciated cost of the building and land at the end of the lease (thereby creating a built-in loss). The entire amount that was paid was accreted to the full anticipated book value of the land and building at the end of the lease term using a higher effective interest rate that will equalize the amounts paid to the full anticipated book value of the land and building at the end of the lease. As of December 31, 2012, the Company recorded a liability of $11,545 as a result of this transaction.

The financing leaseback from related party matures as of December 31, 2012 as follows:

2013	$463
2014	490
2015	518
2016	549
2017	581
2018 and thereafter	8,944
$11,545

The balance at December 31, 2012, includes $921 of deferred tax assets on the Company liability and a $784 deferred tax liability on the buildings depreceiation during the next 10 years due to temporary differences between the carrying amounts of the property and the liability for financial reporting purposes and the amounts used for income tax purposes.

The Company's payments pursuant to this land purchase agreement and leaseback totaled $3,516 for the year ended December 31, 2012.

Tene

f.	Management Services Agreement with Tene:

Pursuant to an investment agreement, the Company entered into a management services agreement with Tene on December 25, 2006, in which the Company agreed to pay Tene an annual management fee of NIS 600,000 linked to the annual increases in the Israeli consumer price index from December 2006 (payable on a quarterly basis) plus 1.0% of the Company's annual pre-tax income before the payment of the management fee based on the Company's annual financial reports (payable 30 days following approval of the Company's annual financial statements for each year). These amounts bear interest at an annual interest rate of 3.5% from their due date until actual payment. Commencing on January 3, 2010, the amount of the annual management fee was increased to NIS 870,000, linked to annual increases in the Israeli consumer price index plus 1.58% of the amount of the Company's annual pre-tax income before payment of the management fee based on the Company's annual financial statements.

On December 31, 2011, the management services agreement was automatically renewed for an additional three-year period. The management services agreement was terminated immediately upon the closing of the IPO.

The Company paid Tene management fees totaling $909, $853 and $161 for the years ended December 31, 2010, 2011 and 2012, respectively.

Details on transactions and balances with related parties

a.	The Company has, from time to time, entered into transactions with its shareholders (the Kibbutz and Tene) and affiliate (U.S. Quartz).

The following table summarizes transactions with related parties:

	Year ended December 31,
	2010	2011	2012

Revenues (to affiliated company-U.S. Quartz(*))	$30,916	$12,833	$-
Cost of revenues	$26,967	$14,720	$6,147
Research and development	$294	$347	$301
Selling and marketing	$675	$806	$682
General and administrative	$6,715	$6,169	$3,053
Financial and other income, net	$73	$29	$236

(*)	Through the acquisition date on May 18, 2011.

b.	Balances with related parties:

	December 31,
	2011	2012

Accounts payable	$5,437	$2,888
Long-term loan and financing leaseback from related party (1,2)	$1,820	$12,188

(1)	On January 17, 2011, a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 1/4 percent. The loan is due four years following the date on which it was made. The interest accrued on the loan is payable on a quarterly basis.
(2)	In September, 2012, a financing leaseback of $10.9 million related to the Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam,. The financing leaseback bears interest until repayment at a per annum rate equal to 5.87% and is subject to adjustment for increases in the Israeli consumer price index.

MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
Note 17:-	Major customer and geographic information

a.	The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012, respectively:

	Year ended December 31,
	2010	2011	2012

Australia	$82,327	$88,229	$88,935
USA	30,916	59,735	86,759
Canada	13,668	29,695	40,322
Israel	31,707	38,592	36,373
Europe	24,022	22,880	20,749
Rest of World	16,151	20,540	23,426

	$198,791	$259,671	$296,564

The following table presents total long-lived assets as of December 31, 2011 and 2012:

	December 31,
	2011	2012

Israel	$65,912	$68,041
Australia	881	2,315
USA	1,628	1,077
Canada	1,045	1,407
Rest of World	191	147

	$69,657	$72,987

b.	Major customer data as a percentage of total revenues:

The Company had one major customer that accounted for more than 10% of revenues in 2010.

	Year ended December 31,
	2010	(*) 2011	(*) 2012

U.S. Quartz	15.6%	-	-

(*)	See Note 1(b).

SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
Note 18:-	Selected supplementary statements of income data

a.	Finance expense, net:

	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest in respect of long-term loans	$1,440	$1,049	$461
Interest in respect of short-term loans	126	620	1,187
Interest in respect of loans to related parties	-	106	299
Changes in derivatives fair value	485	3,823	1,169
Foreign exchange transactions losses	764	-	177

	2,815	5,598	3,293
Financial income:

Income in respect of loans to related parties	73	-	-
Income interest from loans to others	53	68	-
Income in respect of cash and cash equivalent and short-term bank deposits	319	218	520
Foreign exchange transactions gains	-	537	-

	445	823	520

Financial expenses, net	$2,370	$4,775	$2,773

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2010	2011	2012

Net income attributable to controlling interest, as reported	$28,658	$29,052	$39,632

Deduct:
Dividend attributable to preferred shareholders	8,312	8,376	-

Numerator for basic and diluted net income per share	$20,346	$20,676	$39,632

Denominator:

	Year ended December 31,
	2010	2011	2012

Denominator for basic income per share	19,565,000	19,565,000	32,641,701
Effect of dilutive stock options granted	-	-	58,047
Denominator for diluted income per share	19,565,000	19,565,000	32,699,748

EPS:

	Year ended December 31,
	2010	2011	2012

Basic earnings per share	$1.04	$1.06	$1.21
Diluted earnings per share	$1.04	$1.06	$1.21

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The Company's revenues are generated in U.S. dollars, New Israeli Shekels (NIS), Australian dollars, Canadian dollars and Euros. In addition, most of the Company's costs are incurred in U.S. dollars, NIS, Australian dollars, Canadian dollars, Euros and Singapore dollars.

Effective July 1, 2012, the Company changed its functional currency to the U.S. dollar from the NIS. With the recent acquisition of the remaining shares of Caesarstone USA (see note 1b) and the initial public offering of the Company's shares and listing in the United States, which has given the Company more access to the U.S. market, and therefore contributed to an increase in cash flows of U.S. dollars, the Company's management believes that its primary economic environment has changed from Israel to the United States. This has resulted in significant changes in economic facts and circumstances that indicate that the functional currency has changed from the NIS to the U.S. dollar. The Company accounted for the change in functional currency prospectively as it is the result of a change in facts.

As of July 1, 2012, all the Company's assets and liabilities were translated using the current rate method, using the U.S. dollar exchange rate as of June 30, 2012, and equity was translated using the historical exchange rate at the relevant transaction date. Since the Company's reporting currency has not changed (it was the U.S. dollar also prior to June 30, 2012, in accordance with the U.S. Securities and Exchange Commission's Regulation S-X, Rule 3-20), the Company previously translated its financial statements (from the former functional currency NIS to the reporting currency U.S. dollars) using the same current rate method, therefore, no translation differences have resulted from the change in functional currency.

The functional currency of each of the Company's foreign subsidiaries is the local currency in which it operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items, which are not related to subsidiaries translation, are reflected in the statement of operations as finance income or expenses, as appropriate.

After the measurement process is complete, the financial statements are translated into the parent functional currency (U.S. dollar) using the current rate method. Translation adjustments relating to conversion to functional currencies within group entities are reported as a component of shareholders' equity. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. Intercompany transactions and balances, including profit from intercompany sales not yet realized outside of the Company, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.
Short-term bank deposits
e.	Short-term bank deposits

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates their fair value.

Derivatives
f.	Derivatives:

Derivatives not designated as hedging accounting instruments consist primarily of forward and options contracts that the Company uses to limit its exposure to foreign currencies. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, the Company recognizes immediately changes in the fair values in its consolidated statement of income in finance expenses, net. The notional principal amount of foreign exchange contracts was $86,600 and $90,535 as of December 31, 2011 and 2012, respectively.

	Balance sheet	December 31,
	location	2011	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$-	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$(3,163)	$-

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "weighted average" method.

Work-in-progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect costs, representing allocable operating overhead expenses and manufacturing costs.

The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2011	2012

Inventory provision, beginning of year	$3,103	$4,869
Increase in inventory provision	211	939
Increase in inventory provision in connection with Microgil's dispute(*)	1,789	-
Write off	(205)	(152)
Foreign currency translation adjustments	(29)	151

Inventory provision, end of year	$4,869	$5,807

(*)	For further information see Note 12(a)(4).

Property, plant and equipment
h.	Property, plant and equipment:

1.	Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

2.	Materials, payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use are capitalized as part of the cost of property, plant and equipment.

3.	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Leasehold improvements are depreciated by the straight-line method over the shorter of the lease or the estimated useful life of the improvements.

The Company has accounted for its assets that are under a capital lease arrangement in accordance with Accounting Standard Codification 840 "Leases" ("ASC 840"). Accordingly, assets under a capital lease are stated as assets of the Company on the basis of ordinary purchase prices (without the financing component), and depreciated according to the shorter of the lease term and the usual depreciation rates applicable to such assets.

Lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets, tangible and intangible assets (other than goodwill), are reviewed for impairment in accordance with Accounting Standard Codification 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under Accounting Standard Codification 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. Each of the Company's subsidiaries could be considered to be reporting units, however the Company concluded that all of the Company's components should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing its fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of reporting unit. No impairment of goodwill was identified during any period presented.

Warranty
k.	Warranty:

The Company generally provides a standard warranty of between three and 10 years for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2011 and 2012:

	December 31,
	2011	2012

Warranty provision, beginning of year	$1,676	$1,978
Charged to costs and expenses relating to new sales	1,052	1,126
Acquisition of the business of U.S. Quartz	508	-
Costs of product warranty claims	(1,109)	(937)
Foreign currency translation adjustments	(149)	56

Warranty provision, end of year	$1,978	$2,223

Revenue recognition
l.	Revenue recognition:

The Company derives its revenues from sales of quartz surfaces mostly through a combination of direct sales in certain markets and indirectly through a network of distributors in other markets.

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" and SAB 104 when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is probable and no further obligations exist. In general, the Company does not grant right of returns, except to customers in Australia, for a limited period. The Company does not maintain a provision for product returns, as historical returns are immaterial and the Company does not anticipate any material returns in the future.

All of the Company's products sold through agreements with exclusive distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

Research and development costs
m.	Research and development costs:
Research and development costs, net of grants received, are charged to the statement of income as incurred.
Income taxes
n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" (formerly: SFAS 109, "Accounting for Income Taxes"). This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting purposes, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for its uncertain tax positions in accordance with ASC 740 (formerly: FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109"). ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its tax expenses.

Advertising expenses
o.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were $5,950, $13,490 and $14,931, respectively.
Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The Company's cash and cash equivalents are invested primarily in U.S. dollars, Australian dollars and Euros, mainly with major banks in Israel.

The Company's trade receivables are derived from sales to customers located mainly in Australia, the United States, Israel, Canada and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts were recorded in general and administrative expenses.

The following table provides details of the change in the Company's provision for doubtful debts:

	December 31,
	2011	2012

Balance at the beginning of the year	$331	$739
Charges to expenses	468	601
Write off	(51)	(227)
Foreign currency translation adjustments	(9)	14

Balance at end of the year	$739	$1,127

The Company from time to time enters into forward and option contracts (collectively, "derivative instruments") intended to protect against changes in foreign currencies. The derivative instruments were not qualified for hedge accounting under Accounting Standard Codification 815, "Derivatives and Hedging". All derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statements of income and included in finance expenses, net. All derivatives have major banks in Israel as counterparties.

Severance pay
q.	Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Some agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963, that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with the section 14 provision with certain employees, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense, net, for the years ended December 31, 2010, 2011 and 2012 amounted to $(95), $(75) and $(67), respectively.

Fair value of financial instruments
r.	Fair value of financial instruments:

The Company adopted the provisions of ASC 820, "Fair Value Measurements and Disclosures" effective January 1, 2008. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2011 and 2012:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(3,163)	$-	$(3,163)

Total	$-	$(3,163)	$-	$(3,163)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loans approximates their fair value as well.

Basic and diluted net income per share
s.	Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 728,692 for the year ended December 31, 2012.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income" (formerly: SFAS No. 130, "Reporting Comprehensive Income"). This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to foreign currency translation adjustments.

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The Company elected the second option. The adoption of this new guidance resulted only in changes in the Company's financial statements presentation.

Accounting for stock-based compensation
u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method.

The exercise price of each option is generally the fair market value on the date of the grant. Options generally become exercisable over a three to four-year period, subject to the continued employment of the employee. All options expire 7 years from the date of grant.

In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the followingweighted average assumptions:

2012
Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

The Company used volatility data of comparable companies with similar characteristics to the Company for calculating volatility in accordance with ASC 718. The computation of historical volatility was derived from the comparable companies' historical volatility for similar contractual terms.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options). The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The dividend yield is zero, due to a dividend adjustment mechanism with respect to the exercise price upon payment of a dividend.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Reconciliation of Redeemable Non-controlling Interest
	December 31,
	2010	2011	2012

Beginning of the year	$-	$5,662	$6,205
Redeemable non-controlling interest	5,331	-	-
Net income attributable to non-controlling interest	348	252	735
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.	-	458	-
Foreign currency translation adjustments	(17)	(167)	166

Redeemable non-controlling interest - end of the year	$5,662	$6,205	$7,106

U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Current assets	$22,452
Deferred taxes	2,604
Property and equipment	1,794
Long-term liabilities	185
Intangible assets:
Distribution relationships(1)	739	7.6
Customer relationships(2)	2,352	7.6
Distribution agreement(3)	14,376	7.6
Backlog-customer relationships(4)	146	0.08
Backlog-distribution relationships(5)	84	0.08
Goodwill(6)	18,460	indefinite

Total assets acquired	63,192

Current liabilities	18,510
Long-term liabilities	6,291
Deferred taxes	5,374

Total liabilities assumed	30,175

Net assets acquired	33,017

Total purchase price	$33,017

(1)	Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(3)	Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.

(4)	Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(5)	Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(6)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.

Schedule of Revenues and Earnings
Period ended December 31,
2011

Revenues	$46,843

Net income	$(511)

Schedule of Unaudited Pro Forma Condensed Results of Operations
	December 31,	December 31,
	2010	2011
	Unaudited

Revenues	$233,206	$271,874

Net income	$23,489	$25,222

Basic and diluted net earnings per share	$0.85	$0.91

Caesarstone Southeast Asia Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Inventory	$50
Fixed assets	26
Customer relationships (1)	133	5.0
Distribution agreement (2)	254	2.0
Non-competition agreement (3)	62	3.0
Goodwill	303	indefinite

Total assets acquired	828

Total liabilities assumed	-

Net assets acquired	828

Total purchase price	$828

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.

(3)	The fair value of the non-competition agreement was measured using the incremental cash flow approach.

Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Non-competition agreement(1)	$917	2.21
Customer relationships(2)	3,989	5.21
Goodwill(3)	425	indefinite

Net assets acquired	$5,331

(1)	Non-competition agreement-the non-competition agreement asset fair value was estimated using an incremental cash flow analysis, which is a form of the income approach. The non-competition agreement is being amortized using the straight-line method over its useful life, which is estimated at 2.21 years.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The customer relationships is being amortized using a method that will reflect the consummation of such asset (i.e., a form of accelerated depreciation), over an estimated 5.21 years.

(3)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and is being tested for impairment at least annually.

Schedule of Revenues and Earnings
Year ended December 31,
2010

Revenues	$4,282
Net income	$773

Schedule of Unaudited Pro Forma Condensed Results of Operations
December 31,
2010
Unaudited

Revenues	$208,703
Net income	$30,739
Basic and diluted net earnings per share	$1.12

White-Wood Distributors Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Inventory	$544
Customer relationships(1)	807	4.7
Goodwill(2)	754	indefinite

Total assets acquired	2,105

Total liabilities assumed	-

Net assets acquired	2,105

Total purchase price	2,105

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and will be tested for impairment at least annually.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Derivative Liabilities
	Balance sheet	December 31,
	location	2011	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$-	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$(3,163)	$-

Schedule of Change in Provision for Inventory
	December 31,
	2011	2012

Inventory provision, beginning of year	$3,103	$4,869
Increase in inventory provision	211	939
Increase in inventory provision in connection with Microgil's dispute(*)	1,789	-
Write off	(205)	(152)
Foreign currency translation adjustments	(29)	151

Inventory provision, end of year	$4,869	$5,807

(*)	For further information see Note 12(a)(4).

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Schedule of Changes in Warranty Accrual
	December 31,
	2011	2012

Warranty provision, beginning of year	$1,676	$1,978
Charged to costs and expenses relating to new sales	1,052	1,126
Acquisition of the business of U.S. Quartz	508	-
Costs of product warranty claims	(1,109)	(937)
Foreign currency translation adjustments	(149)	56

Warranty provision, end of year	$1,978	$2,223

Schedule of Change in Provision for Doubtful Debts
	December 31,
	2011	2012

Balance at the beginning of the year	$331	$739
Charges to expenses	468	601
Write off	(51)	(227)
Foreign currency translation adjustments	(9)	14

Balance at end of the year	$739	$1,127

Schedule of Liabilities Measured at Fair Value
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(3,163)	$-	$(3,163)

Total	$-	$(3,163)	$-	$(3,163)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
2012
Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2011	2012

Prepaid expenses	$2,607	$1,556
Government authorities	2,827	3,148
Deferred tax assets	6,814	7,918
Advances to suppliers	531	1,379
Derivatives	-	728
Other	695	1,509

	$13,474	$16,238

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2011	2012

Raw materials	$12,135	$11,626
Work-in-progress	540	785
Finished goods	35,410	38,139

	$48,085	$50,550

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2011	2012
Cost:
Machinery and manufacturing equipment, net(1)	$90,005	$97,252
Office equipment and furniture	4,705	6,521
Motor vehicles	1,495	1,316
Buildings and leasehold improvements	29,879	33,132
Prepaid expenses related to operating lease(2)	964	939

	127,048	139,160

Accumulated depreciation	57,391	66,173

Depreciated cost	$69,657	$72,987

(1)	Presented net of investment grant received in the amount of $7,200.
(2)	The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, in consideration for approximately $830 (approximately NIS 3,700) paid at the beginning of the contract's term, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term),(See note 16(e)).

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Other Intangible Assets, Net
	December 31,
	2011	2012
Original amounts:

Non-compete agreement	$1,974	$2,019
Distribution relationships	1,926	1,952
Customer relationships	7,139	7,258
Distribution agreement	14,623	14,616
Backlog	230	230

	25,892	26,075
Accumulated amortization:

Non-compete agreement	(1,509)	(1,972)
Distribution relationships	(1,174)	(1,357)
Customer relationships	(1,140)	(2,395)
Distribution agreement	(1,213)	(3,223)
Backlog	(230)	(230)

	(5,266)	(9,177)

Total other intangible assets	$20,626	$16,898

Schedule of Estimated Amortization Expenses
2013	$3,379
2014	3,297
2015	3,342
2016	2,333
2017	2,306

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Balance as of January 1, 2011	$23,021

Goodwill acquired during the year (see Note 1(b), 1(d),1(e))	19,517
Foreign currency translation adjustments	(96)

Balance as of December 31, 2011	42,442

Foreign currency translation adjustments	513

Balance as of December 31, 2012	$42,955

SHORT-TERM BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Schedule of Short-Term Bank Credit and Loans
	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%

Short-term bank credit	4.00	3.25	$3,866	$5,248

Add: current maturities of long-term loans	3.95	3.19	12,541	5,500

Total short-term bank credit and loans			$16,407	$10,748

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2011	2012

Employees and payroll accruals	$5,543	$6,854
Phantom share-based payment award	3,684	-
Accrued expenses	4,643	4,655
Advances from customers	384	492
Taxes payable	4,250	2,053
Warranty provision	539	624
Derivatives	3,163	-
Consideration payable for U.S. Quartz acquisition	6,242	-
Other	585	636

	$29,033	$15,314

LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS [Abstract]
Schedule of Long-Term Loans
	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%
Currency:

U.S. Dollar	1.72	1.56	$7,135	$2,431
Australian Dollar	5.90	4.65	8,357	2,843
Canadian Dollar	2.47	2.35	662	226
NIS	4.45	-	1,792	-

Total long-term loans			17,946	5,500
Less-current maturities			12,541	5,500

			$5,405	$-

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Commitments
2013	$9,830
2014	8,759
2015	7,662
2016	6,448
2017	5,803
2018 and thereafter	56,078

Total	$94,580

Schedule of Significant Contractual Obligations and Commitments
2013 (1)	$10,388
2014 and thereafter	-

$10,388

(1)	Consists of purchase obligations to certain suppliers.

SHARE-BASED PAYMENT (Tables) (Phantom Shares [Member])	12 Months Ended
Dec. 31, 2012
Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Liability Balance
	December 31,
	2011	2012

Phantom share-based payment award	$3,684	$-

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2010	$1,387
Increases in tax positions for current year	362
Foreign currency adjustments	108

Gross tax liabilities at December 31, 2010	1,857

Increases in tax positions for current year	56
Addition of tax position of prior years	494
Decrease in tax position resulting from settlement	(1,667)
Foreign currency adjustments	15

Gross tax liabilities at December 31, 2011	755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	$1,084

Schedule of Deferred Income Taxes
	December 31,
	2011	2012
Deferred tax assets:

Intangible assets	$275	$191
Other temporary differences	3,829	4,564
Temporary differences related to inventory	1,951	2,054
Unrealized profit from sales to subsidiary	2,175	2,744
Phantom share based award	386	-
Less-valuation allowance	(89)	(300)

Total net deferred tax assets	8,527	9,253

Deferred tax liabilities
Property and equipment	(3,255)	(3,230)
Intangible assets	(6,412)	(4,480)
Other temporary differences	(294)	-

Total deferred tax liabilities	(9,961)	(7,710)

Deferred tax assets (liabilities), net	$(1,434)	$1,543

Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$36,701	$32,971	$47,188

Statutory tax rate in Israel	25%	24%	25%

Income taxes at statutory rate	$9,175	$7,913	$11,797

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(2,524)	(3,707)	(7,192)
Non-deductible expenses, net	111	506	1,025
Adjustment for change in tax law	-	(1,800)	-
Decrease in taxes from prior years	-	(533)	-
Increase in taxes resulting from tax settlement with tax authorities	-	802	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	237	72	558
Uncertain tax liability (ASC 740)	362	56	344
Changes in valuation allowance	(186)	(72)	211
Others	224	363	78

Income tax expense	$7,399	$3,600	$6,821

Effective tax rate	20%	11%	14%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.13)	$(0.19)	$(0.22)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2010	2011	2012

Domestic	$32,125	$31,297	$40,691
Foreign	4,576	1,674	6,497

	$36,701	$32,971	$47,188

Schedule of Tax Expenses on Income
	Year ended December 31,
	2010	2011	2012

Current taxes	$6,597	$6,720	$8,742
Taxes in respect of prior years	-	192	-
Deferred taxes	802	(3,312)	(1,921)

	$7,399	$3,600	$6,821

Domestic	$6,036	$3,177	$4,930
Foreign	1,363	423	1,891

	$7,399	$3,600	$6,821

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Capital
	Authorized		Issued and outstanding
	December 31,		December 31,
	2011	2012	2011	2012

Shares of NIS 0.04 par value:

Ordinary shares	126,158,750	200,000,000	19,565,000	34,365,250

Preferred shares	7,141,250	-	7,141,250	-

Summary of Stock Option Activity
	2012
	Number of options	Weighted average exercise price	Aggregate intrinsic value
Outstanding - beginning of the year	-	$-	$-
Granted	1,545,200	$11.13	$-
Exercised	-	$-	$-
Forfeited	-	$-	$-
Outstanding - end of the year	1,545,200	$11.13	$7,516,949
Options exercisable at the end of the year	229,102	$11.00	$1,143,217
Vested and expected to vest	1,545,200	$11.13	$7,516,949

Schedule of Options Outstanding
	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$11.00	1,505,200	6.22	$11.00	229,102	6.22	$11.00
$15.84	40,000	6.85	$15.84	-	6.85	$15.84
	1,545,200	6.24	$11.13	229,102	6.22	$11.00

Schedule of Compensation Expenses
Year ended December 31,
2012

Cost of revenues	$185
Research and development expenses	106
Selling and marketing expenses	469
General and administrative expenses	2,900

Total	$3,660

TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Maturity of Debt Obligations
2013	$463
2014	490
2015	518
2016	549
2017	581
2018 and thereafter	8,944
$11,545

Schedule of Transactions and Balances with Related Parties

The following table summarizes transactions with related parties:

	Year ended December 31,
	2010	2011	2012

Revenues (to affiliated company-U.S. Quartz(*))	$30,916	$12,833	$-
Cost of revenues	$26,967	$14,720	$6,147
Research and development	$294	$347	$301
Selling and marketing	$675	$806	$682
General and administrative	$6,715	$6,169	$3,053
Financial and other income, net	$73	$29	$236

(*)	Through the acquisition date on May 18, 2011.

b.	Balances with related parties:

	December 31,
	2011	2012

Accounts payable	$5,437	$2,888
Long-term loan and financing leaseback from related party (1,2)	$1,820	$12,188

(1)	On January 17, 2011, a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 1/4 percent. The loan is due four years following the date on which it was made. The interest accrued on the loan is payable on a quarterly basis.
(2)	In September, 2012, a financing leaseback of $10.9 million related to the Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam,. The financing leaseback bears interest until repayment at a per annum rate equal to 5.87% and is subject to adjustment for increases in the Israeli consumer price index.

MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues
	Year ended December 31,
	2010	2011	2012

Australia	$82,327	$88,229	$88,935
USA	30,916	59,735	86,759
Canada	13,668	29,695	40,322
Israel	31,707	38,592	36,373
Europe	24,022	22,880	20,749
Rest of World	16,151	20,540	23,426

	$198,791	$259,671	$296,564

Schedule of Long-Lived Assets
	December 31,
	2011	2012

Israel	$65,912	$68,041
Australia	881	2,315
USA	1,628	1,077
Canada	1,045	1,407
Rest of World	191	147

	$69,657	$72,987

Schedule of Major Customers
	Year ended December 31,
	2010	(*) 2011	(*) 2012

U.S. Quartz	15.6%	-	-

(*)	See Note 1(b).

SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
Schedule of Financial and Other Income (Expenses), Net
	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest in respect of long-term loans	$1,440	$1,049	$461
Interest in respect of short-term loans	126	620	1,187
Interest in respect of loans to related parties	-	106	299
Changes in derivatives fair value	485	3,823	1,169
Foreign exchange transactions losses	764	-	177

	2,815	5,598	3,293
Financial income:

Income in respect of loans to related parties	73	-	-
Income interest from loans to others	53	68	-
Income in respect of cash and cash equivalent and short-term bank deposits	319	218	520
Foreign exchange transactions gains	-	537	-

	445	823	520

Financial expenses, net	$2,370	$4,775	$2,773

Computation of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2010	2011	2012

Net income attributable to controlling interest, as reported	$28,658	$29,052	$39,632

Deduct:
Dividend attributable to preferred shareholders	8,312	8,376	-

Numerator for basic and diluted net income per share	$20,346	$20,676	$39,632

Denominator:

	Year ended December 31,
	2010	2011	2012

Denominator for basic income per share	19,565,000	19,565,000	32,641,701
Effect of dilutive stock options granted	-	-	58,047
Denominator for diluted income per share	19,565,000	19,565,000	32,699,748

EPS:

	Year ended December 31,
	2010	2011	2012

Basic earnings per share	$1.04	$1.06	$1.21
Diluted earnings per share	$1.04	$1.06	$1.21

GENERAL (Acquisition of Shares of U.S. Quartz Products, Inc.) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 18, 2011 U.S. Quartz Products, Inc. [Member]	Dec. 31, 2012 U.S. Quartz Products, Inc. [Member]	Jan. 29, 2007 U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price						$ 9,900
Equity method investment, ownership percentage						25.00%
Ownership percentage of acquiree prior to acquisition				25.00%
Percentage of equity interest acquired				75.00%
Total consideration				26,500
Consideration paid at closing				20,000
Additional consideration if IPO occurs by May 31, 2012				6,500
Additional consideration if IPO does not occur by May 31, 2012				5,000
General and administrative expenses costs related to the acquisition				145
Repayment of loans to former shareholders	6,242				5,541
Investment in affiliate				5,481
Fair value of the company's equity interest held before the business combination				6,807
Reclassification of previously recorded amounts in other comprehensive income (foreign currency translation adjustments)				1,352
Equity in losses of affiliate, net, as a result of remeasurement				$ 26

GENERAL (Schedule of Acquisition of U.S. Quartz Products, Inc.) (Details) (U.S. Quartz Products, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 18, 2011
Business Acquisition [Line Items]
Current assets		$ 22,452
Deferred taxes		2,604
Property and equipment		1,794
Long-term liabilities		185
Goodwill		18,460
Total assets acquired		63,192
Current liabilities		18,510
Long-term liabilities		6,291
Deferred taxes		5,374
Total liabilities assumed		30,175
Net assets acquired		33,017
Total purchase price		33,017
Distribution Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		739
Expected useful life	7 years 7 months 6 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		2,352
Expected useful life	7 years 7 months 6 days
Distribution Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		14,376
Expected useful life	7 years 7 months 6 days
Backlog- Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		146
Expected useful life	29 days
Backlog- Distribution Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 84
Expected useful life	29 days

GENERAL (Schedule of Revenues and Earnings of U.S. Quartz Products, Inc.) (Details) (U.S. Quartz Products, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 46,843
Net income	$ (511)

GENERAL (Schedule of Unaudited Pro Forma Revenues and Earnings of U.S. Quartz Products, Inc.) (Details) (U.S. Quartz Products, Inc. [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 271,874	$ 233,206
Net income	$ 25,222	$ 23,489
Basic net earnings per share	$ 0.91	$ 0.85
Diluted net earnings per share	$ 0.91	$ 0.85

GENERAL (Acquisition of Caesarstone Australia Pty Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]	Mar. 31, 2008 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]
Business Acquisition [Line Items]
Total purchase price					$ 37,285
Contingent consideration, percent of sales					2.00%
Cash					37,285
Additional contingent cash payments	$ 6,242			$ 705

GENERAL (Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (Prema Asia Marketing PTE Ltd. [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	15 Months Ended
	Oct. 01, 2011	Dec. 31, 2012
Prema Asia Marketing PTE Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 500
Deferred payment	250
Inventory and fixed assets acquired	76
Maximum contingent payment	250
Total purchase price	828
Consideration paid to date	$ 600	$ 700

GENERAL (Schedule of Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (Prema Asia Marketing PTE Ltd. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 01, 2011
Business Acquisition [Line Items]
Inventory		$ 50
Fixed assets		26
Goodwill		303
Total assets acquired		828
Total liabilities assumed
Net assets acquired		828
Total purchase price		828
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		133
Expected useful life	5 years
Distribution Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		254
Expected useful life	2 years
Non-Competition Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		$ 62
Expected useful life	3 years

GENERAL (Incorporation of Caesarstone Canada Inc.) (Details) (Canadian Quartz Holdings Inc. [Member])	Dec. 31, 2012
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Equity interest held by CIOT	45.00%

GENERAL (Schedule of Canadian Quartz Holdings Inc.) (Details) (Canadian Quartz Holdings Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 01, 2011
Business Acquisition [Line Items]
Goodwill		$ 425
Total assets acquired		5,331
Non-Competition Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		917
Expected useful life	2 years 2 months 16 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 3,989
Expected useful life	5 years 2 months 16 days

GENERAL (Schedule of Revenues and Earnings of Caesarstone Canada) (Details) (Canadian Quartz Holdings Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 4,282
Net income	$ 773

GENERAL (Schedule of Unaudited Pro Forma Revenues and Earnings of Caesarstone Canada) (Details) (Canadian Quartz Holdings Inc. [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 208,703
Net income	$ 30,739
Basic net earnings per share	$ 1.12
Diluted net earnings per share	$ 1.12

GENERAL (Reconciliation of Redeemable Non-Controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Beginning of the year	$ 6,205	$ 5,662
Redeemable non-controlling interest			5,331
Net income attributable to non-controlling interest	735	252	348
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.		458
Foreign currency translation adjustments	166	(167)	(17)
Redeemable non-controlling interest-end of the year	$ 7,106	$ 6,205	$ 5,662

GENERAL (Schedule of Acquisition of Canadian Quartz Holdings Inc.) (Details) (White-Wood Distributors Ltd. [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 01, 2011 USD ($)	May 01, 2011 CAD
Business Acquisition [Line Items]
Inventory		$ 544
Intangible assets		807
Goodwill		754
Total assets acquired		2,105
Total liabilities assumed
Net assets acquired		2,105
Total purchase price		$ 2,105	2,000
Expected useful life	4 years 7 months 12 days

GENERAL (General and Major Suppliers) (Details)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Number of countries in which entity sells products	48
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	55.00%

SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) (Foreign Exchange Forward [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Notional principal amount	$ 90,535	$ 86,600
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	728
Derivative liabilities		$ (3,163)

SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) (Inventory Valuation Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 4,869	$ 3,103
Increase in inventory provision	939	211
Increase in inventory provision in connection with Microgil's dispute		1,789
Write off	(152)	(205)
Foreign currency translation adjustments	151	(29)
Balance at end of the year	$ 5,807	$ 4,869

SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	4.00%
Machinery and Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	7.00%
Office Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	10.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	30.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	4.00%
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	5.00%

SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,978	$ 1,676
Charged to costs and expenses relating to new sales	1,126	1,052
Acquisition of the business of U.S. Quartz		508
Costs of product warranty claims	(937)	(1,109)
Foreign currency translation adjustments	56	(149)
Warranty provision, end of year	$ 223	$ 1,978
Minimum [Member]
Warranty:
Warranty term	3 years
Maximum [Member]
Warranty:
Warranty term	10 years

SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising expenses:
Advertising expenses	$ 14,931	$ 13,490	$ 5,950
Severance pay:
Severance expense	$ 67	$ 75	$ 95
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of diluted net earnings per share	728,692

SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 739	$ 331
Charges to expenses	601	468
Write off	(227)	(51)
Foreign currency translation adjustments	14	(9)
Balance at end of the year	$ 1,127	$ 739

SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives	$ 728
Foreign currencies derivatives		(3,163)
Total		(3,163)
Total	728
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives
Foreign currencies derivatives
Total
Total
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives	728
Foreign currencies derivatives		(3,163)
Total		(3,163)
Total	728
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives
Foreign currencies derivatives
Total
Total

SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) (Stock Options [Member])	12 Months Ended
Dec. 31, 2012
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Dividend yield	0.00%
Volatility	57.00%
Risk-free interest rate	0.73%
Expected life (years)	4 years 2 months 19 days
Stock options, expiration period	7 years
Minimum [Member]
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Vesting period	3 years
Maximum [Member]
The fair value of each stock option award is estimated at the date of grant using the Black-Scholes valuation model based on the following assumptions:
Vesting period	4 years

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 1,556	$ 2,607
Government authorities	3,148	2,827
Deferred tax assets	7,918	6,814
Advances to suppliers	1,379	531
Derivatives	728
Other	1,509	695
Other accounts receivables and prepaid expenses	$ 16,238	$ 13,474

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 11,626	$ 12,135
Work-in-progress	785	540
Finished goods	38,139	35,410
Inventories	$ 50,550	$ 48,085

PROPERTY, PLANT AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Machinery and Manufacturing Equipment [Member] USD ($)	Dec. 31, 2011 Machinery and Manufacturing Equipment [Member] USD ($)	Dec. 31, 2012 Office Equipment and Furniture [Member] USD ($)	Dec. 31, 2011 Office Equipment and Furniture [Member] USD ($)	Dec. 31, 2012 Motor Vehicles [Member] USD ($)	Dec. 31, 2011 Motor Vehicles [Member] USD ($)	Dec. 31, 2012 Buildings and Leasehold Improvements [Member] USD ($)	Dec. 31, 2011 Buildings and Leasehold Improvements [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses Related to Operating Lease [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses Related to Operating Lease [Member] ILS	Dec. 31, 2011 Prepaid Expenses Related to Operating Lease [Member] USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 139,160	$ 127,048		$ 97,252	$ 90,005	$ 6,521	$ 4,705	$ 1,316	$ 1,495	$ 33,132	$ 29,879	$ 939		$ 964
Accumulated depreciation	66,173	57,391
Depreciated cost	72,987	69,657
Investment grant received				7,200
Operating lease term												49 years	49 years
Operating lease consideration												830	3,700
Depreciation expense	$ 10,544	$ 11,188	$ 9,500

OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 26,075	$ 25,892
Accumulated amortization	(9,177)	(5,266)
Total other intangible assets	16,898	20,626
Amortization expense	3,824	3,427	534
Estimated amortization expenses for the following years:
2013	3,379
2014	3,297
2015	3,342
2016	2,333
2017	2,306
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,019	1,974
Accumulated amortization	(1,972)	(1,509)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,952	1,926
Accumulated amortization	(1,357)	(1,174)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	7,258	7,139
Accumulated amortization	(2,395)	(1,140)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,616	14,623
Accumulated amortization	(3,223)	(1,213)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	230	230
Accumulated amortization	$ (230)	$ (230)

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Beginning balance	$ 42,442	$ 23,021
Goodwill acquired during the year		19,517
Foreign currency translation adjustments	513	(96)
Ending balance	$ 42,955	$ 42,442

SHORT-TERM BANK CREDIT AND LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Short-term bank credit	$ 5,248	$ 3,866
Less-current maturities	5,500	12,541
Total short-term bank credit and loans	10,748	16,407
Weighted average interest
Short-term bank credit	3.25%	4.00%
Add: current maturities of long-term loans	3.19%	3.95%
Short-term and revolving credit lines	$ 26,000	$ 21,300
Short-term and revolving credit lines, expiration date	Mar 31, 2013

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 6,854	$ 5,543
Phantom share-based payment award		3,684
Accrued expenses	4,655	4,643
Advances from customers	492	384
Taxes payable	2,053	4,250
Warranty provision	624	539
Derivatives		3,163
Consideration payable for U.S. Quartz acquisition		6,242
Other	636	585
Accrued expenses and other liabilities	$ 15,314	$ 29,033

LONG-TERM LOANS (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term loans	$ 5,500	$ 17,946
Less-current maturities	5,500	12,541
Long-term loans		5,405
Weighted average interest	3.19%	3.95%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	2,431	7,135
Weighted average interest	1.56%	1.72%
Australian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	2,843	8,357
Weighted average interest	4.65%	5.90%
Canadian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	226	662
Weighted average interest	2.35%	2.47%
NIS [Member]
Debt Instrument [Line Items]
Total long-term loans		$ 1,792
Weighted average interest		4.45%

COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details)	12 Months Ended					1 Months Ended						48 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2006 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2006 USD ($)	Sep. 30, 2009 Employment Contract with Former Chief Executive Officer [Member] USD ($)	Mar. 31, 2008 Employment Contract with Former Chief Executive Officer [Member]	Jan. 31, 2008 Breach of Contract with Agent [Member] USD ($)	Jan. 31, 2008 Breach of Contract with Agent [Member] EUR (€)	Dec. 31, 2007 Breach of Contract with Agent [Member] USD ($)	Dec. 31, 2007 Breach of Contract with Agent [Member] ILS	Dec. 31, 2012 Health Claims [Member] USD ($) claims	Dec. 31, 2012 Health Claims [Member] ILS	Dec. 31, 2011 Breach of Contract with Quartz Processor [Member] USD ($)	Dec. 31, 2012 Breach of Contract with Quartz Processor [Member] USD ($)	Dec. 31, 2012 Additional Claims under Breach of Contract with Quartz Processor [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] ILS	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] USD ($)	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] ILS	Dec. 31, 2012 Case Against Caesarstone USA, Inc. [Member] USD ($)
Loss Contingencies [Line Items]
Percentage of stock outstanding						17.00%	17.00%
Vesting period							5 years
Stock granted, fair value						$ 1,900,000
EBITDA multiple							5
Amount of claim								20,700,000	15,700,000	268,000	1,000,000	74,000	275,000			10,500,000	62,363,000	232,800,000	20,519,000	76,600,000
Number of claims filed												22
Amount of disputed payments															55,000,000
Damages sought												62,121,000									56,000,000
Punitive damages																					20,000,000
Settlement agreement amount												3,000	10,000
Write-off of inventory														1,789,000
Gross amount of loan			4,500,000		1,000,000
Loan interest rate, spread over Prime					1.00%
Monthly payment			18,000
Impaired loan				1,127,000
Amount reserved for environmental clean-up expenditures	570,000
Proceeds from trademark infringement case	$ 1,817,000	1,700,000

COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 9,830
2014	8,759
2015	7,662
2016	6,448
2017	5,803
2018 and thereafter	56,078
Total	94,580
Lease expenses, net	$ 11,137	$ 10,255	$ 5,772

COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 10,388
2014 and thereafter
Total	$ 10,388

COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees and Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Guarantees outstanding	$ 1,202

SHARE-BASED PAYMENT (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 Phantom Shares [Member]	Oct. 31, 2011 Phantom Shares [Member]	Jun. 30, 2011 Phantom Shares [Member]	Sep. 30, 2010 Phantom Shares [Member]	Jan. 31, 2009 Phantom Shares [Member]	Dec. 31, 2012 Phantom Shares [Member]	Dec. 31, 2011 Phantom Shares [Member] EBITDA Formula [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock base price						$ 4.6
Phantom shares granted						685,000
Vesting period						3 years
Vesting increments						0.0833
Shares issued in exercise of option			175,000		335,000		350,000
Cash used to settle awards		$ 1,500		$ 2,800			$ 3,018
Phantom award liability								1,937
Fair value of shares exercised								$ 1,747

SHARE-BASED PAYMENT (Schedule of Liability Balance) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED PAYMENT [Abstract]
Phantom share-based payment award		$ 3,684

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2012 Attributable to Approved Enterprise Programs [Member]	Dec. 31, 2012 Attributable to Beneficiary Enterprise Program [Member]	Dec. 31, 2012 Israel [Member] Minimum [Member]	Dec. 31, 2012 Australia [Member] Minimum [Member]	Dec. 31, 2012 Canada [Member] Minimum [Member]	Dec. 31, 2012 United States [Member] Minimum [Member]	Dec. 31, 2012 Singapore [Member] Minimum [Member]
TAXES ON INCOME [Abstract]
Liability for unrecognized tax benefits	$ 1,084	$ 755
Interest accrued	57	245
Income Tax Contingency [Line Items]
Open tax year						2010	2008	2010	2009	2008
Deferred Tax Liability Not Recognized [Line Items]
Tax-exempt earnings				20,726	16,196
Tax liability, if distributed				5,181	4,049
Reduction in tax expense			$ 1,800

TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Gross tax liabilities, beginning balance	$ 755	$ 1,857	$ 1,387
Increases in tax positions for current year	177	56	362
Addition of tax position of prior years	167	494
Decrease in tax position resulting from settlement		(1,667)
Foreign currency adjustments	(15)	15	108
Gross tax liabilities, ending balance	$ 1,084	$ 755	$ 1,857

TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Intangible assets	$ 191	$ 275
Other temporary differences	4,564	3,829
Temporary differences related to inventory	2,054	1,951
Unrealized profit from sales to subsidiary	2,744	2,175
Phantom share based award		386
Less-valuation allowance	(300)	(89)
Total net deferred tax assets	9,253	8,527
Deferred tax liabilities
Property and equipment	(3,230)	(3,255)
Intangible assets	(4,480)	(6,412)
Other temporary differences		(294)
Total deferred tax liabilities	(7,710)	(9,961)
Deferred tax assets (liabilities), net	$ 1,543	$ (1,434)

TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 47,188	$ 32,971	$ 36,701
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Income taxes at statutory rate	11,797	7,913	9,175
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(7,192)	(3,707)	(2,524)
Non-deductible expenses, net	1,025	506	111
Adjustment for change in tax law		(1,800)
Decrease in taxes from prior years		(533)
Increase in taxes resulting from tax settlement with tax authorities		802
Tax adjustment in respect of foreign subsidiaries' different tax rates	558	72	237
Uncertain tax liability (ASC 740)	344	56	362
Changes in valuation allowance	211	(72)	(186)
Others	78	363	224
Income tax expense	$ 6,821	$ 3,600	$ 7,399
Effective tax rate	14.00%	11.00%	20.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Approved Enterprise"	$ (0.22)	$ (0.19)	$ (0.13)

TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 40,691	$ 31,297	$ 32,125
Foreign	6,497	1,674	4,576
Income before taxes on income	$ 47,188	$ 32,971	$ 36,701

TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes	$ 8,742	$ 6,720	$ 6,597
Taxes in respect of prior years		192
Deferred taxes	(1,921)	(3,312)	802
Income tax expense	6,821	3,600	7,399
Domestic	4,930	3,177	6,036
Foreign	$ 1,891	$ 423	$ 1,363

SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) (ILS)	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	200,000,000	126,158,750
Ordinary shares, shares issued	34,365,250	19,565,000
Ordinary shares, shares outstanding	34,365,250	19,565,000
Cumulative preferred shares, par or stated value per share	0.04	0.04
Cumulative preferred shares, shares authorized	0	7,141,250
Cumulative preferred shares, shares issued	0	7,141,250
Cumulative preferred shares, shares outstanding	0	7,141,250

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Ordinary Shares [Member]
Class of Stock [Line Items]
Shares of stock issued				7,659,000
Proceeds from initial public offering				$ 84,200
Proceeds from offering after deducting underwriting discounts and commissions and offering expenses				75,422
Shares issued in exercise of option				999,000
Dividends paid	27,182	6,948	13,972
Preferred stock dividend requirements	250,000 preferred shares entitle the holders thereof to a cumulative preference in all distributions of dividends by the Company up to an amount of (1) NIS 6,901 per annum linked to the consumer price index as of the closing date plus (2) 0.072% of the annual profit of the Company before tax and before payment of management fees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,545,200
Ordinary shares reserved for issuance	829,800
Weighted-average grant-date fair value of options granted	$ 5.14
Unrecognized compensation cost	4,286
Unrecognized compensation cost, weighted-average recognition period	1 year 6 months 15 days
Compensation expenses	$ 3,660

SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options
Outstanding - beginning of the year
Granted	1,545,200
Exercised
Forfeited
Outstanding - end of the year	1,545,200
Options exercisable at the end of the year	229,102
Vested and expected to vest	1,545,200
Weighted average exercise price
Outstanding - beginning of the year
Granted	$ 11.13
Exercised
Forfeited
Outstanding - end of the year	$ 11.13
Options exercisable at the end of the year	$ 11
Vested and expected to vest	$ 11.13
Aggregate intrinsic value
Outstanding - end of the year	$ 7,516,949
Options exercisable at the end of the year	1,143,217
Vested and expected to vest	$ 7,516,949

SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	1,545,200
Weighted average remaining contractual life (years)	6 years 2 months 27 days
Weighted average exercise price per share	$ 11.13
Number of options	229,102
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price	$ 11
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 11
Exercise price, maximum	$ 11
Number of options	1,505,200
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price per share	$ 11
Number of options	229,102
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price	$ 11
$ 15.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 15.84
Exercise price, maximum	$ 15.84
Number of options	40,000
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price per share	$ 15.84
Number of options
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price	$ 15.84

SHAREHOLDERS' EQUITY (Schedule Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 3,660
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	185
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	106
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	469
General and Administration Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,900

TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details)	12 Months Ended		12 Months Ended																			12 Months Ended								12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) properties	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Buildings [Member] sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Land [Member] sqm	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] ILS	Dec. 31, 2012 Tene [Member] USD ($)	Dec. 31, 2011 Tene [Member] USD ($)	Dec. 31, 2010 Tene [Member] USD ($)	Dec. 31, 2010 Tene [Member] ILS	Dec. 31, 2006 Tene [Member] ILS
Related Party Transaction [Line Items]
Percentage of ownership			54.00%	54.00%
Number of permanent positions					80	80
Number of temporary positions					40	40
Contract term					10 years	10 years			8 years	8 years							20 years	3 years	3 years
Minimum number of hours per month					90 hours	90 hours
Expenses with related party					$ 3,846,000		$ 4,772,000	$ 3,897,000	$ 2,113,000		$ 1,719,000	$ 1,620,000	$ 477,000		$ 3,105,000	$ 3,403,000														$ 161,000	$ 853,000	$ 909,000
Agreement amount					67,000	250,000				500,000				1,200,000																			870,000	600,000
Management fee, percentage													7.20%	7.20%																		1.58%	1.58%	1.00%
Number of facilities	2																	1	1
Area of property																	100,000									23,000	58,000
Monthly fee for land use agreement																										6	1.5
Minimum exchange rate																			4.041
Payments for land use right																	3,516,000	3,020,000		3,007,000
Interest rate			5.87%	5.87%																										3.50%
2013		10,388,000															3,400,000				12,600,000
2014 and thereafter																	3,500,000				12,900,000
Amount of agreement		10,388,000																										900,000	3,300,000
Building expenses not included in land use fees																						22,000	82,900	12,000	43,000
Proceeds from sale-leaseback transaction			10,900,000	43,700,000
Carrying value of property			9,900,000	39,000,000
Lease term			10 years	10 years
Annual rent			1,100,000	4,150,000
Liability arising from partial sale-leaseback			11,545,000
Deferred tax asset			921,000
Deferred tax liability			$ 784,000

TRANSACTIONS WITH RELATED PARTIES (Schedule of Financing Leaseback) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Total long-term loans	$ 5,500	$ 17,946
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
2013	463
2014	490
2015	518
2016	549
2017	581
2018 and thereafter	8,944
Total long-term loans	$ 11,545

TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Revenues (to affiliated company-U.S. Quartz		$ 12,833	$ 30,916
Cost of revenues	6,147	14,720	26,967
Research and development	301	347	294
Selling and marketing	682	806	675
General and administrative	3,053	6,169	6,715
Financial and other income, net	$ 236	$ 29	$ 73

TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Caesarstone Canada Inc [Member]	Jan. 17, 2011 Caesarstone Canada Inc [Member] CAD	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)
Related Party Transaction [Line Items]
Accounts payable	$ 2,888	$ 5,437
Long-term loan from related party (CIOT)	12,188	1,820			4,000
Proceeds from financing leaseback	$ 10,893					$ 10,900
Related party transaction, interest rate				0.25%		5.87%

MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 296,564	$ 259,671	$ 198,791
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88,935	88,229	82,327
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,759	59,735	30,916
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,322	29,695	13,668
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,373	38,592	31,707
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,749	22,880	24,022
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 23,426	$ 20,540	$ 16,151

MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 72,987	$ 69,657
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	68,041	65,912
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,315	881
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,077	1,628
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,407	1,045
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 147	$ 191

MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) (U.S. Quartz Products, Inc. [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Quartz Products, Inc. [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues			15.60%

SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial expenses:
Interest in respect of long-term loans	$ 461	$ 1,049	$ 1,440
Interest in respect of short-term loans	1,187	620	126
Interest in respect of loans to related parties	299	106
Changes in derivatives fair value	1,169	3,823	485
Foreign exchange transactions losses	177		764
Financial expenses	3,293	5,598	2,815
Financial income:
Income in respect of loans to related parties			73
Income interest from loans to others		68	53
Income in respect of cash and cash equivalent and short-term bank deposits	520	218	319
Foreign exchange transactions gains		537
Financial income	520	823	445
Financial expenses, net	2,773	4,775	2,370
Numerator:
Net income attributable to controlling interest, as reported	39,632	29,052	28,658
Dividends attributable to preferred shareholders		8,376	8,312
Net income attributable to the Company's ordinary shareholders	$ 39,632	$ 20,676	$ 20,346
Denominator:
Denominator for basic income per share	32,641,701	19,565,000	19,565,000
Effect of dilutive stock options granted	58,047
Denominator for diluted income per share	32,699,748	19,565,000	19,565,000
EPS
Basic earnings per share	$ 1.21	$ 1.06	$ 1.04
Diluted earnings per share	$ 1.21	$ 1.06	$ 1.04